Schedule of Investments (unaudited)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$90	$103,996
4.75%, 03/30/30 (Call 12/30/29)	62	72,600
5.40%, 10/01/48 (Call 04/01/48)	153	216,255
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	130	129,216
4.20%, 06/01/30 (Call 03/01/30)	30	33,758
WPP Finance 2010, 3.75%, 09/19/24	539	573,765
		1,129,590
Aerospace & Defense — 1.0%
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	315	300,431
2.90%, 12/15/29 (Call 09/15/29)	268	279,540
3.83%, 04/27/25 (Call 01/27/25)	972	1,041,566
4.40%, 06/15/28 (Call 03/15/28)	1,001	1,130,046
4.85%, 04/27/35 (Call 10/27/34)	303	374,281
5.05%, 04/27/45 (Call 10/27/44)(a)	234	311,232
6.15%, 12/15/40	55	79,165
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	1,155	1,154,318
2.65%, 11/01/26 (Call 08/01/26)(a)	30	31,478
2.82%, 09/01/51 (Call 03/01/51)	125	122,189
3.13%, 05/04/27 (Call 02/04/27)	237	252,301
3.13%, 07/01/50 (Call 01/01/50)	194	201,729
3.75%, 11/01/46 (Call 05/01/46)	172	194,645
3.95%, 08/16/25 (Call 06/16/25)	422	457,528
4.05%, 05/04/47 (Call 11/04/46)	140	166,081
4.13%, 11/16/28 (Call 08/16/28)	382	429,971
4.15%, 05/15/45 (Call 11/16/44)	195	232,294
4.35%, 04/15/47 (Call 10/15/46)	64	78,998
4.45%, 11/16/38 (Call 05/16/38)	154	188,233
4.50%, 06/01/42	419	520,008
4.63%, 11/16/48 (Call 05/16/48)	405	525,961
4.70%, 12/15/41	37	46,557
4.80%, 12/15/43 (Call 06/15/43)	210	268,357
4.88%, 10/15/40(a)	124	159,442
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	25	25,170
2.75%, 04/01/31 (Call 01/01/31)	95	96,844
		8,668,365
Agriculture — 0.8%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	289	301,725
3.25%, 03/27/30 (Call 12/27/29)	260	283,704
3.75%, 09/15/47 (Call 03/15/47)	224	269,741
4.02%, 04/16/43	98	118,890
4.50%, 03/15/49 (Call 09/15/48)	110	146,695
4.54%, 03/26/42	60	77,720
5.38%, 09/15/35	29	38,958
5.94%, 10/01/32	112	150,116
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	835	843,141
3.25%, 08/15/26 (Call 05/15/26)	833	883,580
3.75%, 09/25/27 (Call 06/25/27)	537	584,804
4.35%, 03/15/24 (Call 02/15/24)	3,039	3,246,807
		6,945,881
Security	Par (000)	Value

Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	$243	$244,329
3.00%, 11/15/26 (Call 08/15/26)	70	73,378
3.45%, 11/16/27 (Call 08/16/27)	127	134,687
5.13%, 06/15/27 (Call 04/15/27)	432	492,882
		945,276
Apparel — 0.4%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	294	307,553
2.40%, 03/27/25 (Call 02/27/25)	163	169,297
2.75%, 03/27/27 (Call 01/27/27)	205	217,148
2.85%, 03/27/30 (Call 12/27/29)	246	261,488
3.25%, 03/27/40 (Call 09/27/39)	223	244,149
3.38%, 11/01/46 (Call 05/01/46)	131	148,458
3.38%, 03/27/50 (Call 09/27/49)(a)	198	227,181
3.63%, 05/01/43 (Call 11/01/42)	159	183,651
3.88%, 11/01/45 (Call 05/01/45)	203	245,494
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	245	269,346
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	30	31,315
3.75%, 09/15/25 (Call 07/15/25)	98	105,549
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	109	119,063
4.25%, 04/01/25 (Call 01/01/25)	100	108,676
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	148	152,516
2.80%, 04/23/27 (Call 02/23/27)(a)	151	158,304
2.95%, 04/23/30 (Call 01/23/30)	283	295,076
		3,244,264
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.30%, 09/09/26	115	113,372
2.30%, 09/09/26	212	219,064
2.35%, 01/08/27	175	180,194
3.50%, 02/15/28	168	184,840
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	201	191,165
2.60%, 09/01/50 (Call 03/01/50)	180	173,574
3.65%, 10/01/23 (Call 07/01/23)	59	61,727
4.88%, 10/01/43 (Call 04/01/43)(a)	125	167,756
Daimler Finance North America LLC, 8.50%, 01/18/31	324	485,245
General Motors Co.
5.00%, 04/01/35	10	11,866
5.15%, 04/01/38 (Call 10/01/37)	25	30,095
5.20%, 04/01/45	41	50,799
5.40%, 04/01/48 (Call 10/01/47)	31	39,772
5.95%, 04/01/49 (Call 10/01/48)	46	63,307
6.25%, 10/02/43	286	390,301
6.60%, 04/01/36 (Call 10/01/35)	578	780,976
6.75%, 04/01/46 (Call 10/01/45)	38	55,091
General Motors Financial Co. Inc.
1.20%, 10/15/24	65	64,603
2.40%, 10/15/28 (Call 08/15/28)	100	99,115
PACCAR Financial Corp., 1.80%, 02/06/25	42	42,832
Toyota Motor Corp., 3.67%, 07/20/28	25	27,815
Toyota Motor Credit Corp.
0.63%, 09/13/24	100	98,734
1.80%, 02/13/25	56	56,975
1.90%, 09/12/31	200	196,846

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 10/07/24	$35	$35,817
2.15%, 02/13/30	90	90,956
3.00%, 04/01/25	115	121,376
3.05%, 01/11/28(a)	134	144,755
3.20%, 01/11/27	108	116,096
3.38%, 04/01/30	123	135,694
3.40%, 04/14/25	41	43,827
3.65%, 01/08/29	73	81,679
		4,556,264
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	200	194,046
4.35%, 03/15/29 (Call 12/15/28)	22	25,177
4.40%, 10/01/46 (Call 04/01/46)	226	269,469
5.40%, 03/15/49 (Call 09/15/48)	216	294,095
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	131	138,834
4.38%, 03/15/45 (Call 09/15/44)	193	228,674
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	50	49,285
3.50%, 05/30/30 (Call 02/28/30)	30	31,997
3.80%, 09/15/27 (Call 06/15/27)	37	40,492
4.25%, 05/15/29 (Call 02/15/29)	55	61,381
5.25%, 05/15/49 (Call 11/15/48)(a)	278	351,142
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)(a)	111	117,811
4.15%, 10/01/25 (Call 07/01/25)	35	38,240
		1,840,643
Banks — 20.5%
Australia & New Zealand Banking Group Ltd./New York NY,
3.70%, 11/16/25	320	349,533
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	8,335	8,331,499
1.13%, 09/18/25	3,760	3,687,206
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	200	196,500
3.31%, 06/27/29	147	156,833
3.80%, 02/23/28	100	108,719
5.18%, 11/19/25	50	55,766
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	90	91,328
2.48%, 09/21/36 (Call 09/21/31)(b)	500	483,100
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	151	151,462
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	170	170,996
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	168	169,759
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	92	89,173
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	70	70,965
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	34	35,199
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	225	229,367
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	113	119,265
3.25%, 10/21/27 (Call 10/21/26)	118	125,097
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	104	109,783
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	88	93,761
Security	Par (000)	Value

Banks (continued)
3.50%, 04/19/26	$108	$116,279
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	117	124,916
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	57	61,266
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	237	255,415
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	221	239,776
3.88%, 08/01/25	72	78,207
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.190%)(b)	231	273,624
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	158	173,719
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	119	131,527
4.00%, 01/22/25	132	141,191
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.320%)(b)	225	259,387
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.150%)(b)	748	913,293
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(b)	477	560,346
4.25%, 10/22/26	238	262,266
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	118	131,808
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	458	574,318
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	662	838,959
4.45%, 03/03/26	229	252,120
4.88%, 04/01/44	286	374,025
5.00%, 01/21/44	446	583,939
5.88%, 02/07/42	466	668,249
6.11%, 01/29/37	247	333,487
6.22%, 09/15/26	100	119,220
7.75%, 05/14/38	227	357,082
Series L, 3.95%, 04/21/25	244	261,956
Series L, 4.18%, 11/25/27 (Call 11/25/26)	244	266,846
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(b)	405	451,976
Bank of America N.A., 6.00%, 10/15/36	259	356,148
Bank of Montreal
1.25%, 09/15/26	700	686,140
1.85%, 05/01/25	143	145,481
2.50%, 06/28/24	252	260,722
3.80%, 12/15/32 (Call 12/15/27)(a)(b)	628	674,032
4.34%, 10/05/28 (Call 10/05/23)(b)	541	571,042
Series E, 3.30%, 02/05/24	707	741,141
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,578	1,594,632
2.10%, 10/24/24	224	230,288
2.20%, 08/16/23 (Call 06/16/23)	481	492,376
2.45%, 08/17/26 (Call 05/17/26)	1,336	1,393,555
2.80%, 05/04/26 (Call 02/04/26)	756	794,896
2.95%, 01/29/23 (Call 12/29/22)(a)	352	360,923
3.00%, 10/30/28 (Call 07/30/28)	1,020	1,088,819
3.25%, 09/11/24 (Call 08/11/24)	285	301,068
3.25%, 05/16/27 (Call 02/16/27)	438	472,637
3.30%, 08/23/29 (Call 05/23/29)	206	223,625

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 05/15/24 (Call 04/15/24)	$256	$270,308
3.40%, 01/29/28 (Call 10/29/27)	326	355,451
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(b)	595	640,351
3.45%, 08/11/23	544	569,231
3.50%, 04/28/23	232	241,248
3.85%, 04/28/28	358	403,620
3.95%, 11/18/25 (Call 10/18/25)	90	98,759
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	134	141,546
Series G, 3.00%, 02/24/25 (Call 01/24/25)	112	118,205
Series J, 0.85%, 10/25/24 (Call 09/25/24)	100	99,377
Series J, 1.90%, 01/25/29 (Call 11/25/28)	500	499,485
Bank of Nova Scotia (The)
0.70%, 04/15/24	205	202,925
1.05%, 03/02/26	140	137,127
1.30%, 06/11/25(a)	2,270	2,262,940
1.30%, 09/15/26 (Call 06/15/26)	800	785,624
1.35%, 06/24/26(a)	55	54,367
2.15%, 08/01/31	1,665	1,651,580
2.20%, 02/03/25	2,723	2,797,801
2.70%, 08/03/26	126	131,771
3.40%, 02/11/24	2,952	3,103,880
4.50%, 12/16/25	1,452	1,608,758
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	165	189,371
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	400	400,460
2.67%, 03/10/32 (Call 03/10/31)(b)	400	396,128
2.89%, 11/24/32 (Call 11/24/31)(b)	1,500	1,506,405
3.56%, 09/23/35 (Call 09/23/30)(b)	137	140,969
3.65%, 03/16/25	90	95,556
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	1,750	1,848,577
4.34%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.356%)(b)	220	230,362
4.34%, 01/10/28 (Call 01/10/27)	100	109,511
4.38%, 01/12/26	50	54,737
4.84%, 05/09/28 (Call 05/07/27)	70	77,216
4.95%, 01/10/47	315	411,078
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(b)	306	350,728
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(b)	236	268,443
5.20%, 05/12/26	110	123,698
5.25%, 08/17/45	300	403,461
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	6,602	7,118,871
2.50%, 08/27/24 (Call 07/27/24)	3,264	3,387,673
BNP Paribas SA
3.25%, 03/03/23	297	306,727
4.25%, 10/15/24(a)	415	449,225
BPCE SA
3.38%, 12/02/26	1,085	1,167,992
4.00%, 04/15/24	1,073	1,145,159
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(b)	15	15,621
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	100	99,132
2.25%, 01/28/25	202	207,565
3.10%, 04/02/24	996	1,041,756
3.50%, 09/13/23(a)	1,293	1,357,844
Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(b)	$70	$70,009
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	172	175,065
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	50	49,739
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	89	92,762
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	177	185,947
3.20%, 10/21/26 (Call 07/21/26)	141	149,426
3.30%, 04/27/25	60	63,767
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	287	300,469
3.40%, 05/01/26	79	84,807
3.50%, 05/15/23	5	5,180
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	415	444,150
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	431	464,652
3.70%, 01/12/26	47	50,852
3.88%, 10/25/23	15	15,885
3.88%, 03/26/25	45	48,164
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(b)	300	341,244
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	287	310,812
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	123	136,086
4.00%, 08/05/24	31	33,150
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(b)	5	5,231
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	130	143,649
4.13%, 07/25/28	208	228,584
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	233	290,516
4.30%, 11/20/26(a)	146	161,158
4.40%, 06/10/25	116	126,156
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	181	206,407
4.45%, 09/29/27	377	420,068
4.60%, 03/09/26	194	214,603
4.65%, 07/30/45	256	327,974
4.65%, 07/23/48 (Call 06/23/48)	511	674,510
4.75%, 05/18/46	178	224,871
5.30%, 05/06/44	228	300,689
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	260	344,640
5.50%, 09/13/25	97	109,748
5.88%, 02/22/33	47	60,045
5.88%, 01/30/42	90	128,853
6.00%, 10/31/33	89	115,796
6.13%, 08/25/36	215	293,739
6.63%, 01/15/28(a)	170	213,816
6.63%, 06/15/32	54	72,278
6.68%, 09/13/43	213	325,707
8.13%, 07/15/39	408	694,147
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	40	43,448
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	149	151,394
2.85%, 07/27/26 (Call 04/27/26)	291	305,754
3.25%, 04/30/30 (Call 01/30/30)	280	298,315
4.30%, 12/03/25 (Call 11/03/25)	30	32,806
Comerica Bank, 4.00%, 07/27/25	40	43,432

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	$494	$515,790
4.00%, 02/01/29 (Call 11/03/28)	286	323,935
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	65	70,282
4.38%, 08/04/25	305	333,103
4.63%, 12/01/23	434	463,447
5.25%, 05/24/41	305	424,810
5.25%, 08/04/45	247	334,006
5.75%, 12/01/43	152	214,273
Credit Suisse AG/New York NY, 3.63%, 09/09/24	25	26,597
Credit Suisse Group AG
3.75%, 03/26/25	5	5,321
3.80%, 06/09/23	105	109,332
4.55%, 04/17/26	10	11,057
4.88%, 05/15/45	440	561,827
Deutsche Bank AG, 4.10%, 01/13/26	164	177,348
Deutsche Bank AG/.ondon, 3.70%, 05/30/24	286	301,204
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	125	125,684
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	435	459,169
3.70%, 05/30/24	350	367,668
3.95%, 02/27/23	365	377,739
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	480	510,398
4.10%, 01/13/26	100	107,847
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	42	42,891
3.45%, 07/27/26 (Call 04/27/26)	15	15,920
4.65%, 09/13/28 (Call 06/13/28)	80	91,453
Fifth Third Bancorp., 8.25%, 03/01/38	292	486,612
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(b)	80	81,167
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	25	30,164
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	310	385,311
4.63%, 02/13/47 (Call 08/13/46)	50	64,445
Goldman Sachs Capital I, 6.35%, 02/15/34	249	346,319
Goldman Sachs Group Inc. (The)
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)(b)	100	99,579
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	275	274,343
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	75	73,739
2.60%, 02/07/30 (Call 11/07/29)	203	205,734
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	1,040	1,042,028
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	280	281,204
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	30	31,475
3.50%, 01/23/25 (Call 10/23/24)	82	86,730
3.50%, 11/16/26 (Call 11/16/25)	400	426,020
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	240	258,482
3.75%, 05/22/25 (Call 02/22/25)	5	5,347
3.75%, 02/25/26 (Call 11/25/25)	114	122,675
3.80%, 03/15/30 (Call 12/15/29)(a)	259	283,934
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	360	391,936
3.85%, 01/26/27 (Call 01/26/26)	47	50,434
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	295	336,368
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	406	451,098
Security	Par (000)	Value

Banks (continued)
4.25%, 10/21/25	$295	$321,066
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	360	429,268
4.75%, 10/21/45 (Call 04/21/45)	383	499,532
4.80%, 07/08/44 (Call 01/08/44)	472	604,788
5.15%, 05/22/45	94	122,888
5.95%, 01/15/27	153	180,716
6.13%, 02/15/33	471	622,737
6.25%, 02/01/41	413	600,316
6.45%, 05/01/36	320	436,560
6.75%, 10/01/37	644	910,944
HSBC Bank USA N.A., 7.00%, 01/15/39	290	450,753
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	252	319,617
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	200	195,824
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	200	200,286
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	90	88,100
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	25	25,707
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	810	810,283
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	70	71,140
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	200	200,642
3.90%, 05/25/26	35	37,834
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	740	807,569
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	265	286,807
4.25%, 03/14/24	422	446,788
4.25%, 08/18/25	95	102,397
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	55	59,536
4.30%, 03/08/26	25	27,406
4.38%, 11/23/26	500	546,330
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	425	476,527
4.95%, 03/31/30	215	252,318
5.25%, 03/14/44(a)	249	323,526
6.10%, 01/14/42	399	571,611
6.50%, 05/02/36	345	469,110
6.50%, 09/15/37	370	510,940
6.80%, 06/01/38	150	214,247
7.63%, 05/17/32	412	574,312
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	220	213,708
2.55%, 02/04/30 (Call 11/04/29)(a)	399	406,086
2.63%, 08/06/24 (Call 07/06/24)	285	294,764
4.00%, 05/15/25 (Call 04/15/25)	328	354,476
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	525	534,466
3.55%, 04/09/24	432	455,626
3.95%, 03/29/27(a)	510	558,190
4.05%, 04/09/29	222	250,114
4.10%, 10/02/23	313	330,863
4.55%, 10/02/28	510	588,514
Intesa Sanpaolo SpA, 5.25%, 01/12/24	7,260	7,833,032
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	200	196,340
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	166	168,400
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	95	96,616
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	146	147,400
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	435	437,667

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	$262	$269,124
2.95%, 10/01/26 (Call 07/01/26)	169	178,410
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	157	163,522
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	484	508,132
3.20%, 06/15/26 (Call 03/15/26)	137	145,432
3.30%, 04/01/26 (Call 01/01/26)	128	136,438
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	219	238,522
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	174	186,963
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	2	2,146
3.63%, 12/01/27 (Call 12/01/26)	178	190,844
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	292	317,424
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	299	324,005
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	127	145,077
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	394	463,151
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	110	119,496
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	571	678,873
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	219	242,010
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	190	226,719
4.13%, 12/15/26	102	112,822
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	125	139,511
4.25%, 10/01/27	167	186,587
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	551	681,846
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(b)	33	37,523
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	146	168,478
4.85%, 02/01/44	285	375,750
4.95%, 06/01/45	149	196,586
5.40%, 01/06/42	351	482,727
5.50%, 10/15/40	246	335,709
5.60%, 07/15/41	208	291,805
6.40%, 05/15/38(a)	518	753,141
7.63%, 10/15/26	109	137,953
7.75%, 07/15/25	30	36,383
8.00%, 04/29/27	150	195,438
8.75%, 09/01/30	14	21,094
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	37	39,597
3.40%, 05/20/26	350	376,093
KeyCorp.
2.25%, 04/06/27	173	176,394
2.55%, 10/01/29	321	330,376
4.10%, 04/30/28	365	413,757
4.15%, 10/29/25	257	282,438
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	25	25,639
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	155	165,873
3.87%, 07/09/25 (Call 07/09/24)(b)	50	53,116
Security	Par (000)	Value

Banks (continued)
4.05%, 08/16/23	$66	$69,419
4.34%, 01/09/48	413	495,232
4.38%, 03/22/28	515	580,822
4.45%, 05/08/25	200	218,648
4.50%, 11/04/24	40	43,259
4.55%, 08/16/28	95	108,631
4.58%, 12/10/25	310	340,067
4.65%, 03/24/26	205	226,638
5.30%, 12/01/45	137	184,858
Mitsubishi UFJ Financial Group Inc.
2.56%, 02/25/30	14	14,216
2.80%, 07/18/24	5	5,207
3.20%, 07/18/29	12	12,681
3.29%, 07/25/27	122	130,697
3.68%, 02/22/27	105	114,411
3.74%, 03/07/29	109	120,082
3.75%, 07/18/39	245	278,538
3.78%, 03/02/25	126	135,538
3.85%, 03/01/26	12	13,047
3.96%, 03/02/28	98	108,885
4.15%, 03/07/39(a)	303	362,458
4.29%, 07/26/38(a)	248	299,056
Mizuho Financial Group Inc.
2.56%, 09/13/31	200	196,742
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)(b)	205	212,741
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(b)	275	285,178
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(b)	5	5,253
4.02%, 03/05/28	50	55,797
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(a)(b)	32	35,880
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	290	274,674
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	490	468,685
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	161	164,336
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	1,005	984,860
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(b)	215	207,432
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	170	170,394
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	252	259,016
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	271	279,816
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	250	249,448
3.13%, 07/27/26	330	349,084
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	388	417,802
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	290	316,842
3.63%, 01/20/27	125	135,171
3.70%, 10/23/24	140	149,199
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(b)	212	219,986
3.75%, 02/25/23	107	110,908
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	236	257,169
3.88%, 01/27/26	453	491,890
3.95%, 04/23/27	285	311,437
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	272	313,719
4.00%, 07/23/25	159	172,498
4.10%, 05/22/23	105	109,787
4.30%, 01/27/45	710	878,447
4.35%, 09/08/26	539	595,255

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 01/22/47	$595	$754,043
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	157	179,175
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 1.431%)(b)	186	225,966
5.00%, 11/24/25	332	371,292
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	241	367,115
6.25%, 08/09/26	110	131,790
6.38%, 07/24/42	604	918,485
7.25%, 04/01/32	322	464,128
Series F, 3.88%, 04/29/24	115	122,070
National Australia Bank Ltd./New York
2.50%, 07/12/26	496	519,133
2.88%, 04/12/23	25	25,755
National Bank of Canada, 2.10%, 02/01/23	127	129,054
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(b)	375	371,565
3.88%, 09/12/23	282	294,938
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	490	520,914
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	294	332,388
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	37	38,926
4.80%, 04/05/26	305	340,212
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	535	614,774
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	795	925,984
5.13%, 05/28/24	400	432,900
6.00%, 12/19/23	371	405,202
6.10%, 06/10/23	51	54,681
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	547	592,713
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(b)	702	744,155
3.65%, 08/03/28 (Call 05/03/28)	404	453,033
3.95%, 10/30/25	964	1,062,559
People's United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	15	15,791
PNC Bank N.A
2.70%, 10/22/29	360	374,774
3.10%, 10/25/27 (Call 09/25/27)	281	302,657
3.25%, 01/22/28 (Call 12/23/27)	342	370,006
4.05%, 07/26/28	80	90,434
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	112	115,535
2.55%, 01/22/30 (Call 10/24/29)	284	292,191
2.60%, 07/23/26 (Call 05/23/26)	266	278,672
3.15%, 05/19/27 (Call 04/19/27)	127	136,879
3.45%, 04/23/29 (Call 01/23/29)	399	436,314
3.90%, 04/29/24 (Call 03/29/24)	124	131,929
Regions Bank/Birmingham AL, 6.45%, 06/26/37	10	14,200
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	97,768
7.38%, 12/10/37	288	437,944
Royal Bank of Canada
0.75%, 10/07/24	100	98,814
1.40%, 11/02/26	100	98,565
1.60%, 04/17/23	254	257,421
2.25%, 11/01/24	227	234,051
Security	Par (000)	Value

Banks (continued)
2.30%, 11/03/31	$200	$201,160
2.55%, 07/16/24	120	124,411
3.70%, 10/05/23	260	273,549
4.65%, 01/27/26	127	141,044
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)(a)	351	368,364
3.50%, 06/07/24 (Call 05/07/24)	397	415,222
4.40%, 07/13/27 (Call 04/14/27)	485	536,279
4.50%, 07/17/25 (Call 04/17/25)(a)	354	384,440
Santander UK Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(b)	15	16,120
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(b)	85	90,879
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	200	200,650
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)(b)	449	463,880
2.65%, 05/19/26	1,818	1,921,008
3.10%, 05/15/23(a)	504	521,736
3.30%, 12/16/24	956	1,018,484
3.55%, 08/18/25	1,622	1,757,988
3.70%, 11/20/23	1,596	1,688,009
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(b)	994	1,050,429
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	330	376,507
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	30	32,381
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	195,840
2.22%, 09/17/31	200	196,364
2.35%, 01/15/25	45	46,118
2.45%, 09/27/24	46	47,489
2.63%, 07/14/26	171	177,332
2.75%, 01/15/30(a)	235	242,290
2.93%, 09/17/41	50	49,582
3.01%, 10/19/26	48	50,764
3.04%, 07/16/29	277	290,808
3.20%, 09/17/29	215	225,178
3.35%, 10/18/27	99	106,775
3.36%, 07/12/27	130	140,254
3.45%, 01/11/27	29	31,116
3.54%, 01/17/28	176	191,629
3.78%, 03/09/26	104	112,678
3.94%, 10/16/23	189	199,692
3.94%, 07/19/28	51	56,764
4.31%, 10/16/28(a)	78	88,680
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	280	294,294
3.50%, 01/29/25	235	249,422
Svenska Handelsbanken AB, 3.90%, 11/20/23	51	54,124
Toronto-Dominion Bank (The)
0.70%, 09/10/24	200	197,780
1.25%, 09/10/26	200	196,548
2.00%, 09/10/31	200	198,546
2.65%, 06/12/24	536	557,097
3.25%, 03/11/24	668	701,540
3.50%, 07/19/23	1,176	1,230,731
3.63%, 09/15/31 (Call 09/15/26)(b)	652	703,397
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	273	280,442

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
2.25%, 03/11/30 (Call 12/11/29)	$52	$51,618
2.64%, 09/17/29 (Call 09/17/24)(b)	10	10,319
3.20%, 04/01/24 (Call 03/01/24)	117	122,693
3.63%, 09/16/25 (Call 08/16/25)	59	63,465
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(b)	78	81,723
3.80%, 10/30/26 (Call 09/30/26)	15	16,433
4.05%, 11/03/25 (Call 09/03/25)	63	69,277
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	116	119,943
2.85%, 10/26/24 (Call 09/26/24)	122	127,377
3.70%, 06/05/25 (Call 05/05/25)	155	167,481
3.75%, 12/06/23 (Call 11/06/23)	113	119,220
3.88%, 03/19/29 (Call 02/16/29)	105	116,663
4.00%, 05/01/25 (Call 03/01/25)	175	189,761
U.S. Bancorp.
2.49%, 11/03/36 (Call 11/03/31)(b)	50	49,747
3.00%, 07/30/29 (Call 04/30/29)	107	113,228
3.90%, 04/26/28 (Call 03/24/28)(a)	68	76,853
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28) ....	142	156,877
Westpac Banking Corp.
2.35%, 02/19/25	150	155,255
2.65%, 01/16/30	141	147,748
2.67%, 11/15/35 (Call 11/15/30)(b)	177	173,400
2.70%, 08/19/26	326	343,363
2.85%, 05/13/26	482	510,178
2.89%, 02/04/30 (Call 02/04/25)(b)	106	108,649
3.02%, 11/18/36 (Call 11/18/31)(b)	165	163,997
3.13%, 11/18/41	65	64,490
3.30%, 02/26/24	272	286,329
3.35%, 03/08/27	408	439,902
3.40%, 01/25/28	365	398,773
3.65%, 05/15/23	279	291,067
4.11%, 07/24/34 (Call 07/24/29)(b)	139	150,616
4.32%, 11/23/31 (Call 11/23/26)(b)	161	174,815
4.42%, 07/24/39	251	297,904
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	250	260,288
		182,715,005
Beverages — 4.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	856	922,665
4.70%, 02/01/36 (Call 08/01/35)	534	642,407
4.90%, 02/01/46 (Call 08/01/45)	996	1,264,830
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	563	606,542
4.00%, 01/17/43	240	267,859
4.63%, 02/01/44	331	400,431
4.70%, 02/01/36 (Call 08/01/35)	282	339,841
4.90%, 02/01/46 (Call 08/01/45)	169	212,649
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	197	215,398
3.75%, 07/15/42	414	452,572
4.00%, 04/13/28 (Call 01/13/28)	471	526,324
4.35%, 06/01/40 (Call 12/01/39)	102	120,089
4.38%, 04/15/38 (Call 10/15/37)	186	216,869
4.44%, 10/06/48 (Call 04/06/48)	292	351,568
4.50%, 06/01/50 (Call 12/01/49)(a)	246	304,855
4.60%, 04/15/48 (Call 10/15/47)	361	441,351
4.60%, 06/01/60 (Call 12/01/59)	75	93,449
Security	Par (000)	Value

Beverages (continued)
4.75%, 01/23/29 (Call 10/23/28)	$646	$753,365
4.75%, 04/15/58 (Call 10/15/57)	272	345,184
4.90%, 01/23/31 (Call 10/23/30)	506	609,108
4.95%, 01/15/42	239	299,653
5.45%, 01/23/39 (Call 07/23/38)	239	312,932
5.55%, 01/23/49 (Call 07/23/48)	464	643,777
5.80%, 01/23/59 (Call 07/23/58)	429	628,751
5.88%, 06/15/35	65	85,316
8.00%, 11/15/39	29	47,685
8.20%, 01/15/39	194	318,373
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)(a)	90	96,521
4.00%, 04/15/38 (Call 10/15/37)	34	39,969
4.50%, 07/15/45 (Call 01/15/45)	168	218,788
Coca-Cola Co. (The)
1.65%, 06/01/30	418	404,469
1.75%, 09/06/24	288	293,967
2.13%, 09/06/29	552	561,252
2.50%, 06/01/40	270	267,011
2.50%, 03/15/51	86	83,983
2.60%, 06/01/50	172	170,837
2.75%, 06/01/60	195	195,043
2.90%, 05/25/27(a)	80	85,390
3.00%, 03/05/51(a)	45	47,914
3.38%, 03/25/27	196	212,809
3.45%, 03/25/30	118	130,575
4.20%, 03/25/50	160	206,957
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30
(Call 10/22/29)	19	19,604
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	104	106,472
3.15%, 08/01/29 (Call 05/01/29)	165	174,428
3.50%, 05/09/27 (Call 02/09/27)	86	92,792
3.60%, 02/15/28 (Call 11/15/27)(a)	200	217,212
3.70%, 12/06/26 (Call 09/06/26)	150	162,469
3.75%, 05/01/50 (Call 11/01/49)	67	74,440
4.10%, 02/15/48 (Call 08/15/47)	20	22,921
4.50%, 05/09/47 (Call 11/09/46)(a)	107	130,328
4.65%, 11/15/28 (Call 08/15/28)	120	137,146
5.25%, 11/15/48 (Call 05/15/48)	85	113,903
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	935	934,953
2.00%, 04/29/30 (Call 01/29/30)	702	698,083
2.13%, 10/24/24 (Call 09/24/24)	3,295	3,382,944
2.38%, 10/24/29 (Call 07/24/29)	525	539,002
2.63%, 04/29/23 (Call 01/29/23)	3,184	3,252,774
3.50%, 09/18/23 (Call 08/18/23)	978	1,022,968
3.88%, 05/18/28 (Call 02/18/28)	1,850	2,091,277
5.88%, 09/30/36	54	76,258
Diageo Investment Corp.
4.25%, 05/11/42	355	437,488
7.45%, 04/15/35	380	587,689
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	440	468,508
4.38%, 05/10/43	15	17,948
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	220	227,966
3.13%, 12/15/23 (Call 10/15/23)	24	24,986
3.20%, 05/01/30 (Call 02/01/30)	305	324,038
3.35%, 03/15/51 (Call 09/15/50)(a)	35	36,904

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.40%, 11/15/25 (Call 08/15/25)	$103	$109,718
3.43%, 06/15/27 (Call 03/15/27)	177	190,774
3.80%, 05/01/50 (Call 11/01/49)	139	156,431
4.06%, 05/25/23 (Call 04/25/23)	149	155,595
4.42%, 05/25/25 (Call 03/25/25)	177	193,576
4.42%, 12/15/46 (Call 06/15/46)	188	227,597
4.50%, 11/15/45 (Call 05/15/45)	56	68,202
4.60%, 05/25/28 (Call 02/25/28)	372	424,943
4.99%, 05/25/38 (Call 11/25/37)	121	151,205
5.09%, 05/25/48 (Call 11/25/47)	62	82,030
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	779	817,218
4.20%, 07/15/46 (Call 01/15/46)	629	697,284
5.00%, 05/01/42	354	429,452
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	149	144,864
1.95%, 10/21/31 (Call 07/21/31)(a)	100	99,457
2.25%, 03/19/25 (Call 02/19/25)	569	587,868
2.38%, 10/06/26 (Call 07/06/26)	505	528,488
2.63%, 03/19/27 (Call 01/19/27)	144	151,576
2.63%, 07/29/29 (Call 04/29/29)	458	482,123
2.63%, 10/21/41 (Call 04/21/41)	50	50,954
2.75%, 03/01/23	204	209,639
2.75%, 04/30/25 (Call 01/30/25)	645	675,560
2.75%, 03/19/30 (Call 12/19/29)	388	410,178
2.75%, 10/21/51 (Call 04/21/51)	50	51,807
2.85%, 02/24/26 (Call 11/24/25)	252	266,883
2.88%, 10/15/49 (Call 04/15/49)(a)	134	141,511
3.00%, 10/15/27 (Call 07/15/27)(a)	1,081	1,160,475
3.38%, 07/29/49 (Call 01/29/49)	138	157,998
3.45%, 10/06/46 (Call 04/06/46)(a)	131	149,345
3.50%, 07/17/25 (Call 04/17/25)	266	286,392
3.60%, 03/01/24 (Call 12/01/23)	1,010	1,064,621
3.63%, 03/19/50 (Call 09/19/49)	139	166,521
4.25%, 10/22/44 (Call 04/22/44)	40	50,162
4.45%, 04/14/46 (Call 10/14/45)(a)	630	833,584
7.00%, 03/01/29	35	47,825
		41,236,685
Biotechnology — 1.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	174	176,880
2.20%, 02/21/27 (Call 12/21/26)	487	493,058
2.25%, 08/19/23 (Call 06/19/23)	160	163,578
2.30%, 02/25/31 (Call 11/25/30)	174	172,756
2.45%, 02/21/30 (Call 11/21/29)	94	94,957
2.60%, 08/19/26 (Call 05/19/26)	379	393,504
2.77%, 09/01/53 (Call 03/01/53)	10	9,440
3.00%, 01/15/52 (Call 07/15/51)	305	298,156
3.13%, 05/01/25 (Call 02/01/25)	416	438,081
3.15%, 02/21/40 (Call 08/21/39)	160	163,797
3.20%, 11/02/27 (Call 08/02/27)	393	418,211
3.38%, 02/21/50 (Call 08/21/49)	335	350,360
3.63%, 05/22/24 (Call 02/22/24)	539	568,952
4.40%, 05/01/45 (Call 11/01/44)	411	493,508
4.56%, 06/15/48 (Call 12/15/47)	292	364,582
4.66%, 06/15/51 (Call 12/15/50)	603	774,312
4.95%, 10/01/41	237	298,909
5.15%, 11/15/41 (Call 05/15/41)	285	367,228
5.65%, 06/15/42 (Call 12/15/41)	23	31,364
Security	Par (000)	Value

Biotechnology (continued)
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	$166	$179,404
5.25%, 06/23/45 (Call 12/23/44)	186	250,034
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	275	270,165
3.15%, 05/01/50 (Call 11/01/49)	363	356,259
3.25%, 02/15/51 (Call 08/15/50)(c)	30	29,910
4.05%, 09/15/25 (Call 06/15/25)	280	304,581
5.20%, 09/15/45 (Call 03/15/45)	500	667,755
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	25	23,859
2.50%, 09/01/23 (Call 07/01/23)	10	10,267
2.80%, 10/01/50 (Call 04/01/50)	25	24,310
2.95%, 03/01/27 (Call 12/01/26)	682	718,555
3.50%, 02/01/25 (Call 11/01/24)	751	795,932
3.65%, 03/01/26 (Call 12/01/25)	462	497,819
3.70%, 04/01/24 (Call 01/01/24)	603	635,116
4.00%, 09/01/36 (Call 03/01/36)	190	218,242
4.15%, 03/01/47 (Call 09/01/46)	200	236,976
4.50%, 02/01/45 (Call 08/01/44)	511	629,404
4.60%, 09/01/35 (Call 03/01/35)	457	552,207
4.75%, 03/01/46 (Call 09/01/45)	439	556,762
4.80%, 04/01/44 (Call 10/01/43)	320	404,374
5.65%, 12/01/41 (Call 06/01/41)	312	428,934
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50
(Call 03/15/50)	145	136,828
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	75	73,055
3.55%, 09/02/50 (Call 03/02/50)	104	104,638
		14,177,019
Building Materials — 0.9%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	317	321,777
2.72%, 02/15/30 (Call 11/15/29)	90	91,849
3.38%, 04/05/40 (Call 10/05/39)	258	269,708
3.58%, 04/05/50 (Call 10/05/49)	226	241,443
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	203	217,474
4.00%, 09/21/23 (Call 08/21/23)	421	442,383
4.00%, 06/15/25 (Call 03/15/25)	331	356,388
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	673	710,991
3.90%, 02/14/26 (Call 11/14/25)(a)	266	289,860
4.50%, 02/15/47 (Call 08/15/46)	68	85,173
4.63%, 07/02/44 (Call 01/02/44)	204	252,725
4.95%, 07/02/64 (Call 01/02/64)(d)	366	499,283
5.13%, 09/14/45 (Call 03/14/45)	108	144,360
6.00%, 01/15/36	10	13,869
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	2,050	1,977,204
Lafarge SA, 7.13%, 07/15/36	15	22,049
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	76	78,672
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	45	48,367
3.50%, 12/15/27 (Call 09/15/27)	58	62,470
4.25%, 12/15/47 (Call 06/15/47)	96	115,092
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	69	69,611
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	118	127,164
4.50%, 05/15/47 (Call 11/15/46)	138	168,872

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	$293	$310,539
3.95%, 08/15/29 (Call 05/15/29)	28	30,791
4.20%, 12/01/24 (Call 09/01/24)	155	166,513
4.30%, 07/15/47 (Call 01/15/47)(a)	225	264,359
4.40%, 01/30/48 (Call 07/30/47)	152	181,452
7.00%, 12/01/36	62	89,173
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	107	117,979
4.50%, 06/15/47 (Call 12/15/46)	52	65,345
4.70%, 03/01/48 (Call 09/01/47)	102	131,773
		7,964,708
Chemicals — 1.9%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	33	43,448
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	95	103,788
CF Industries Inc., 5.38%, 03/15/44	30	37,954
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	92	100,915
3.63%, 05/15/26 (Call 03/15/26)	128	138,214
4.25%, 10/01/34 (Call 04/01/34)	116	134,660
4.38%, 11/15/42 (Call 05/15/42)	178	213,413
4.63%, 10/01/44 (Call 04/01/44)	53	65,498
4.80%, 11/30/28 (Call 08/30/28)	25	29,272
4.80%, 05/15/49 (Call 11/15/48)	247	320,248
5.25%, 11/15/41 (Call 05/15/41)	248	321,391
5.55%, 11/30/48 (Call 05/30/48)	86	122,362
7.38%, 11/01/29	88	118,701
9.40%, 05/15/39	149	269,480
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	275	290,793
4.49%, 11/15/25 (Call 09/15/25)	72	79,651
4.73%, 11/15/28 (Call 08/15/28)	90	104,940
5.32%, 11/15/38 (Call 05/15/38)	281	363,715
5.42%, 11/15/48 (Call 05/15/48)	257	361,584
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	50	57,240
4.65%, 10/15/44 (Call 04/15/44)	153	184,741
4.80%, 09/01/42 (Call 03/01/42)	80	98,146
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	667	628,647
2.70%, 11/01/26 (Call 08/01/26)	3,073	3,225,544
2.75%, 08/18/55 (Call 02/18/55)(c)	478	481,910
3.25%, 12/01/27 (Call 09/01/27)	1,257	1,358,641
3.95%, 12/01/47 (Call 06/01/47)	50	61,904
4.80%, 03/24/30 (Call 12/24/29)	655	788,941
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	122	129,643
3.45%, 10/01/29 (Call 07/01/29)	36	38,820
4.50%, 10/01/49 (Call 04/01/49)	62	75,949
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	44	45,148
4.38%, 06/01/47 (Call 12/01/46)	286	342,771
4.45%, 09/26/28 (Call 06/26/28)	226	257,968
5.00%, 09/26/48 (Call 03/26/48)	43	56,586
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	119	124,280
3.20%, 01/30/26 (Call 10/30/25)	60	64,338
3.55%, 11/07/42 (Call 05/07/42)	220	252,014
Lubrizol Corp. (The), 6.50%, 10/01/34	165	238,285
Security	Par (000)	Value

Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	$169	$210,410
5.25%, 07/15/43	117	150,923
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	28	30,187
LYB International Finance III LLC
3.38%, 05/01/30 (Call 02/01/30)	51	55,467
3.63%, 04/01/51 (Call 10/01/50)(a)	137	147,022
3.80%, 10/01/60 (Call 04/01/60)	169	181,462
4.20%, 10/15/49 (Call 04/15/49)	193	225,544
4.20%, 05/01/50 (Call 11/01/49)	133	154,784
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	106	131,877
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	65,955
4.25%, 11/15/23 (Call 08/15/23)	25	26,338
4.88%, 11/15/41 (Call 05/15/41)	15	18,008
5.45%, 11/15/33 (Call 05/15/33)	532	665,644
5.63%, 11/15/43 (Call 05/15/43)	30	40,418
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	71	74,441
3.38%, 03/15/25 (Call 12/16/21)	139	148,588
3.63%, 03/15/24 (Call 12/16/21)	165	174,755
4.00%, 12/15/26 (Call 09/15/26)	45	49,474
4.13%, 03/15/35 (Call 09/15/34)	40	45,839
4.20%, 04/01/29 (Call 01/01/29)	108	122,550
4.90%, 06/01/43 (Call 12/01/42)	57	73,736
5.00%, 04/01/49 (Call 10/01/48)	101	136,019
5.25%, 01/15/45 (Call 07/15/44)	85	115,988
5.63%, 12/01/40	42	58,139
5.88%, 12/01/36	23	30,737
6.13%, 01/15/41 (Call 07/15/40)	185	264,654
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	170	175,649
2.80%, 08/15/29 (Call 05/15/29)	86	90,226
3.20%, 03/15/23 (Call 02/15/23)	24	24,697
3.75%, 03/15/28 (Call 12/15/27)(a)	221	247,272
Rohm & Haas Co., 7.85%, 07/15/29	36	49,271
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)(a)	3	3,260
4.25%, 01/15/48 (Call 07/15/47)(a)	40	46,696
4.55%, 03/01/29 (Call 12/01/28)	42	47,885
5.25%, 06/01/45 (Call 12/01/44)	48	62,171
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	200	196,224
2.30%, 05/15/30 (Call 02/15/30)	85	85,254
2.90%, 03/15/52 (Call 09/15/51)	80	78,435
2.95%, 08/15/29 (Call 05/15/29)(a)	48	50,453
3.30%, 05/15/50 (Call 11/15/49)	41	43,691
3.45%, 08/01/25 (Call 05/01/25)(a)	113	120,682
3.45%, 06/01/27 (Call 03/01/27)	13	14,011
3.80%, 08/15/49 (Call 02/15/49)	69	79,398
3.95%, 01/15/26 (Call 10/15/25)	84	91,523
4.00%, 12/15/42 (Call 06/15/42)	65	74,634
4.50%, 06/01/47 (Call 12/01/46)	223	279,455
4.55%, 08/01/45 (Call 02/01/45)	128	159,494
Westlake Chemical Corp., 4.38%, 11/15/47 (Call 05/15/47)	13	15,398
		17,166,281

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 1.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	$2,936	$2,775,518
1.70%, 05/15/28 (Call 03/15/28)	130	129,607
3.38%, 09/15/25 (Call 06/15/25)	507	543,742
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	60	63,904
5.25%, 10/01/25 (Call 07/01/25)	80	89,364
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	15	16,392
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)(a)	196	221,639
Moody's Corp.
2.55%, 08/18/60 (Call 02/18/60)	75	67,652
3.25%, 01/15/28 (Call 10/15/27)	202	219,087
3.25%, 05/20/50 (Call 11/20/49)	29	31,073
4.25%, 02/01/29 (Call 11/01/28)(a)	58	66,376
4.88%, 12/17/48 (Call 06/17/48)	148	200,423
5.25%, 07/15/44	100	136,502
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	155	157,130
2.85%, 10/01/29 (Call 07/01/29)	196	206,513
3.25%, 06/01/50 (Call 12/01/49)	285	308,473
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	80	78,468
2.90%, 10/01/30 (Call 07/01/30)	418	429,474
3.05%, 10/01/41 (Call 04/01/41)	30	29,801
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,080	1,137,974
3.50%, 03/16/23 (Call 02/16/23)	4,888	5,045,394
4.00%, 03/18/29 (Call 12/18/28)	1,637	1,818,707
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	194	171,925
2.50%, 12/01/29 (Call 09/01/29)(a)	81	83,829
3.25%, 12/01/49 (Call 06/01/49)	175	193,783
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	117	128,870
5.50%, 06/15/45 (Call 12/15/44)	132	181,941
		14,533,561
Computers — 1.8%
Apple Inc.
2.65%, 05/11/50 (Call 11/11/49)	134	133,208
2.65%, 02/08/51 (Call 08/08/50)	35	34,759
2.70%, 08/05/51 (Call 02/05/51)	107	107,271
2.80%, 02/08/61 (Call 08/08/60)	27	26,981
2.85%, 08/05/61 (Call 02/05/61)	137	138,204
2.95%, 09/11/49 (Call 03/11/49)	139	145,135
3.45%, 02/09/45	73	81,987
3.75%, 09/12/47 (Call 03/12/47)	39	46,093
3.75%, 11/13/47 (Call 05/13/47)	115	136,143
3.85%, 05/04/43	321	380,517
3.85%, 08/04/46 (Call 02/04/46)	296	353,732
4.25%, 02/09/47 (Call 08/09/46)	117	147,730
4.38%, 05/13/45	383	490,248
4.45%, 05/06/44	123	158,319
4.65%, 02/23/46 (Call 08/23/45)	640	848,410
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)	32	48,908
8.35%, 07/15/46 (Call 01/15/46)	317	531,669
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	495	503,242
4.45%, 10/02/23 (Call 09/02/23)	205	216,796
4.90%, 10/15/25 (Call 07/15/25)	758	843,260
Security	Par (000)	Value

Computers (continued)
6.20%, 10/15/35 (Call 04/15/35)	$428	$564,125
6.35%, 10/15/45 (Call 04/15/45)	432	585,891
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(c)	520	513,214
6.00%, 09/15/41	508	675,152
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	280	280,748
3.00%, 05/15/24	417	436,286
3.30%, 05/15/26	341	365,378
3.30%, 01/27/27	620	666,612
3.38%, 08/01/23	258	269,164
3.45%, 02/19/26(a)	360	386,352
3.50%, 05/15/29	885	962,942
3.63%, 02/12/24	1,322	1,396,508
4.00%, 06/20/42	169	195,457
4.15%, 05/15/39	275	321,101
4.25%, 05/15/49(a)	700	864,045
4.70%, 02/19/46	135	176,390
5.60%, 11/30/39	91	126,110
5.88%, 11/29/32	97	128,557
6.22%, 08/01/27	140	172,911
6.50%, 01/15/28	42	53,486
7.00%, 10/30/25	151	183,160
7.13%, 12/01/96	25	48,582
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	20	19,396
4.38%, 05/15/30 (Call 02/15/30)	1,045	1,172,155
		15,936,334
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	137	139,213
2.10%, 05/01/23(a)	169	172,519
3.25%, 03/15/24	192	202,892
3.70%, 08/01/47 (Call 02/01/47)	397	494,868
4.00%, 08/15/45	142	181,729
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	95	97,675
2.60%, 04/15/30 (Call 01/15/30)	146	152,225
3.13%, 12/01/49 (Call 06/01/49)(a)	153	167,896
4.15%, 03/15/47 (Call 09/15/46)	78	99,289
4.38%, 06/15/45 (Call 12/15/44)	114	145,433
6.00%, 05/15/37(a)	49	70,297
Procter & Gamble Co. (The)
2.45%, 11/03/26	269	283,144
2.70%, 02/02/26	51	54,008
2.80%, 03/25/27	251	266,800
2.85%, 08/11/27(a)	292	311,330
3.00%, 03/25/30	134	145,710
3.55%, 03/25/40	45	52,820
3.60%, 03/25/50	130	164,249
5.55%, 03/05/37	55	79,440
5.80%, 08/15/34	30	41,893
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	100	97,554
2.00%, 07/28/26	105	107,819
2.13%, 09/06/29 (Call 06/06/29)	117	119,202
2.60%, 05/05/24 (Call 03/05/24)	105	109,026
2.90%, 05/05/27 (Call 02/05/27)	52	55,309
3.10%, 07/30/25	200	213,698
3.13%, 03/22/23 (Call 02/22/23)	100	103,019

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.25%, 03/07/24 (Call 02/07/24)	$109	$114,632
3.38%, 03/22/25 (Call 01/22/25)	105	112,303
3.50%, 03/22/28 (Call 12/22/27)	46	50,710
5.90%, 11/15/32	97	131,053
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	100	101,096
		4,638,851
Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	360	366,577
3.75%, 05/15/46 (Call 11/15/45)	48	56,996
4.20%, 05/15/47 (Call 11/15/46)	73	92,963
4.60%, 06/15/45 (Call 12/15/44)	266	348,604
		865,140
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	150	149,697
1.65%, 10/29/24 (Call 09/29/24)(a)	190	189,713
2.88%, 08/14/24 (Call 07/14/24)	88	90,947
3.00%, 10/29/28 (Call 08/29/28)	150	151,040
3.30%, 01/30/32 (Call 10/30/31)	200	201,370
3.40%, 10/29/33 (Call 07/29/33)	300	301,737
3.50%, 01/15/25 (Call 11/15/24)	35	36,750
3.65%, 07/21/27 (Call 04/21/27)(a)	435	461,287
3.88%, 01/23/28 (Call 10/23/27)(a)	30	32,023
4.13%, 07/03/23 (Call 06/03/23)	45	46,907
4.45%, 04/03/26 (Call 02/03/26)	60	65,333
4.63%, 10/15/27 (Call 08/15/27)	60	66,287
4.88%, 01/16/24 (Call 12/16/23)	100	106,916
6.50%, 07/15/25 (Call 06/15/25)	60	68,701
Affiliated Managers Group Inc.
3.50%, 08/01/25	71	75,934
4.25%, 02/15/24(a)	14	14,955
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)(a)	52	52,484
3.25%, 03/01/25 (Call 01/01/25)	127	132,295
3.25%, 10/01/29 (Call 07/01/29)	110	113,421
3.63%, 04/01/27 (Call 01/01/27)	168	177,668
3.63%, 12/01/27 (Call 09/01/27)(a)	197	207,902
3.75%, 06/01/26 (Call 04/01/26)	122	129,687
4.63%, 10/01/28 (Call 07/01/28)	117	130,340
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	442	476,198
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	55	54,545
3.88%, 05/21/24 (Call 04/21/24)	213	224,462
4.63%, 03/30/25	124	135,601
5.13%, 09/30/24	409	449,745
5.80%, 05/01/25 (Call 04/01/25)(a)	55	62,393
8.00%, 11/01/31	1,171	1,639,173
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	100	99,958
2.50%, 07/30/24 (Call 06/30/24)	824	851,662
3.00%, 10/30/24 (Call 09/29/24)	728	764,516
3.13%, 05/20/26 (Call 04/20/26)	382	405,512
3.40%, 02/27/23 (Call 01/27/23)	571	589,432
3.40%, 02/22/24 (Call 01/22/24)	510	535,291
3.63%, 12/05/24 (Call 11/04/24)(a)	255	272,467
3.70%, 08/03/23 (Call 07/03/23)	606	633,500
4.05%, 12/03/42	505	608,222
4.20%, 11/06/25 (Call 10/06/25)	622	687,229
Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	$1,823	$1,960,928
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	74	78,407
3.00%, 04/02/25 (Call 03/02/25)	123	129,307
3.70%, 10/15/24	150	161,295
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	58	62,129
3.90%, 01/25/28 (Call 10/25/27)	181	199,884
4.00%, 04/01/24 (Call 02/01/24)	279	295,561
4.25%, 06/02/26 (Call 03/02/26)	202	223,473
4.35%, 04/15/30 (Call 01/15/30)	134	151,511
4.70%, 09/20/47 (Call 03/20/47)	223	276,212
4.85%, 03/29/29 (Call 12/29/28)	227	263,433
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	226	240,414
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	88	96,020
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	30	31,615
3.20%, 03/02/27 (Call 12/02/26)	44	47,337
3.20%, 01/25/28 (Call 10/25/27)	107	115,833
3.25%, 05/22/29 (Call 02/22/29)(a)	82	88,809
4.00%, 02/01/29 (Call 11/01/28)(a)	95	107,531
4.63%, 03/22/30 (Call 12/22/29)	50	59,732
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	40	41,182
4.10%, 06/15/51 (Call 12/15/50)(a)	45	50,199
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	128	134,862
3.75%, 06/15/28 (Call 03/15/28)	194	216,743
4.15%, 06/15/48 (Call 12/15/47)(a)	78	102,452
5.30%, 09/15/43 (Call 03/15/43)	80	112,379
Credit Suisse USA Inc., 7.13%, 07/15/32	318	454,012
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	362	395,112
4.50%, 01/30/26 (Call 11/30/25)	310	340,988
Franklin Resources Inc.
2.85%, 03/30/25	124	130,566
2.95%, 08/12/51 (Call 02/12/51)	20	19,930
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	182	175,000
3.00%, 06/15/50 (Call 12/15/49)	202	202,753
3.00%, 09/15/60 (Call 03/15/60)	50	48,679
3.10%, 09/15/27 (Call 06/15/27)	81	86,357
3.75%, 12/01/25 (Call 09/01/25)	142	153,867
3.75%, 09/21/28 (Call 06/21/28)	80	88,540
4.25%, 09/21/48 (Call 03/21/48)	185	223,062
Invesco Finance PLC
3.75%, 01/15/26	105	113,975
4.00%, 01/30/24	90	95,423
5.38%, 11/30/43	176	235,965
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	227	251,139
Jefferies Group LLC
6.25%, 01/15/36	62	82,593
6.50%, 01/20/43	55	77,243
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.15%, 01/23/30(a)	49	54,449
Legg Mason Inc.
4.75%, 03/15/26	278	313,742
5.63%, 01/15/44	246	341,168

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	$100	$100,067
2.95%, 06/01/29 (Call 03/01/29)	62	66,480
2.95%, 03/15/51 (Call 09/15/50)	10	10,626
3.35%, 03/26/30 (Call 12/26/29)	110	121,440
3.65%, 06/01/49 (Call 12/01/48)(a)	200	233,804
3.80%, 11/21/46 (Call 05/21/46)	161	193,029
3.85%, 03/26/50 (Call 09/26/49)	201	242,251
3.95%, 02/26/48 (Call 08/26/47)	203	247,571
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	151	155,568
3.85%, 06/30/26 (Call 03/30/26)	149	162,918
Nomura Holdings Inc.
2.65%, 01/16/25	70	72,279
2.68%, 07/16/30	300	301,116
3.10%, 01/16/30	585	604,726
ORIX Corp.
3.25%, 12/04/24	2	2,112
3.70%, 07/18/27	106	115,911
4.05%, 01/16/24	137	145,215
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	60	67,825
4.65%, 04/01/30 (Call 01/01/30)	187	217,597
4.95%, 07/15/46	145	191,968
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	210	223,833
3.95%, 12/01/27 (Call 09/01/27)	235	253,725
4.50%, 07/23/25 (Call 04/23/25)	231	250,811
5.15%, 03/19/29 (Call 12/19/28)	182	211,657
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	246	218,032
2.05%, 04/15/30 (Call 01/15/30)	104	104,933
3.65%, 09/15/47 (Call 03/15/47)	168	198,069
4.15%, 12/14/35 (Call 06/14/35)	383	457,126
4.30%, 12/14/45 (Call 06/14/45)	403	511,101
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	424	440,731
4.25%, 06/09/23 (Call 05/09/23)	147	153,890
6.20%, 11/17/36	228	284,838
		27,186,360
Electric — 8.4%
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	105	106,212
4.00%, 10/15/28 (Call 07/15/28)	265	299,389
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,464	1,536,849
3.20%, 04/15/25 (Call 03/15/25)	1,861	1,963,764
3.80%, 06/01/29 (Call 03/01/29)	3,500	3,854,830
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)(a)	353	447,812
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	529	545,923
3.20%, 09/15/49 (Call 03/15/49)	283	300,620
3.35%, 07/01/23 (Call 04/01/23)	55	56,876
3.50%, 08/15/46 (Call 02/15/46)	86	95,473
3.75%, 08/15/47 (Call 02/15/47)	127	149,191
4.25%, 09/15/48 (Call 03/15/48)	30	37,681
6.35%, 10/01/36	208	297,833
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	169	192,341
3.95%, 03/01/48 (Call 09/01/47)	178	217,213
Security	Par (000)	Value

Electric (continued)
4.50%, 04/01/44 (Call 10/01/43)	$177	$225,374
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	67	71,184
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	92	117,939
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	98	101,637
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	52	58,373
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	100	103,896
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	10	13,491
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	552	557,774
2.55%, 06/15/26 (Call 03/15/26)	484	506,201
3.00%, 03/01/50 (Call 09/01/49)	110	114,032
3.65%, 06/15/46 (Call 12/15/45)	191	220,490
3.70%, 08/15/28 (Call 05/15/28)	391	433,932
3.70%, 03/01/45 (Call 09/01/44)	169	196,643
3.80%, 10/01/42 (Call 04/01/42)(a)	90	103,298
4.00%, 03/01/48 (Call 09/01/47)	102	122,211
4.00%, 03/01/49 (Call 09/01/48)	212	258,044
4.35%, 11/15/45 (Call 05/15/45)	84	104,244
4.60%, 08/15/43 (Call 02/15/43)	15	19,083
4.70%, 01/15/44 (Call 07/15/43)	58	75,229
5.90%, 03/15/36	318	445,133
6.45%, 01/15/38	149	219,736
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	31	32,993
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	250	295,580
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	336	362,316
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	180	221,220
4.30%, 04/15/44 (Call 10/15/43)	210	260,095
Series A, 3.20%, 03/15/27 (Call 12/15/26)	48	51,564
Series A, 4.15%, 06/01/45 (Call 12/01/44)	279	348,664
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	39	43,313
3.80%, 05/15/28 (Call 02/15/28)	181	200,021
3.85%, 06/15/46 (Call 12/15/45)	235	263,292
3.95%, 03/01/43 (Call 09/01/42)	266	294,813
4.45%, 03/15/44 (Call 09/15/43)	174	207,653
4.50%, 12/01/45 (Call 06/01/45)	138	167,237
4.50%, 05/15/58 (Call 11/15/57)	109	137,203
4.63%, 12/01/54 (Call 06/01/54)	86	109,161
5.70%, 06/15/40	120	163,313
Series 05-A, 5.30%, 03/01/35	75	94,627
Series 06-A, 5.85%, 03/15/36	49	64,897
Series 06-B, 6.20%, 06/15/36	10	13,825
Series 07-A, 6.30%, 08/15/37	43	60,931
Series 08-B, 6.75%, 04/01/38	98	144,272
Series 09-C, 5.50%, 12/01/39	242	319,863
Series 12-A, 4.20%, 03/15/42	134	154,105
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	134	150,769
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	391	422,124
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	266	310,371
Series A, 4.13%, 05/15/49 (Call 11/15/48)	228	269,934
Series B, 3.13%, 11/15/27 (Call 08/15/27)	256	271,109
Series C, 4.00%, 11/15/57 (Call 05/15/57)	100	116,617
Series C, 4.30%, 12/01/56 (Call 06/01/56)	130	157,929
Series D, 4.00%, 12/01/28 (Call 09/01/28)	164	185,038
Series E, 4.65%, 12/01/48 (Call 06/01/48)	73	92,202
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	112	117,122
4.15%, 05/15/45 (Call 11/15/44)	94	113,104

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International
3.55%, 11/15/24 (Call 10/15/24)	$173	$182,179
4.13%, 03/15/28 (Call 12/15/27)	246	262,344
4.95%, 04/15/25 (Call 03/15/25)	250	272,540
5.75%, 06/15/27 (Call 04/15/27)	215	245,575
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	30	37,200
6.00%, 05/15/35	85	112,554
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	348	368,511
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	127	140,764
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	70	70,229
4.20%, 09/01/48 (Call 03/01/48)	35	42,936
4.20%, 04/01/50 (Call 10/01/49)	15	18,610
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)	250	283,542
3.85%, 06/01/49 (Call 12/01/48)	250	293,660
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	170	185,791
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	565	572,887
2.80%, 05/01/23 (Call 02/01/23)	85	86,731
3.45%, 01/15/50 (Call 07/15/49)	673	721,954
Series H, 3.15%, 01/15/25 (Call 10/15/24)	750	787,972
Series L, 2.90%, 10/01/24 (Call 08/01/24)	777	808,546
Series M, 3.30%, 01/15/28 (Call 10/15/27)	280	300,468
Series N, 3.80%, 12/01/23 (Call 11/01/23)	332	349,447
Series O, 4.25%, 04/01/29 (Call 01/01/29)	622	701,392
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,610	1,514,141
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	436	465,025
3.95%, 06/15/25 (Call 03/15/25)	708	760,427
4.05%, 04/15/30 (Call 01/15/30)	700	786,695
4.45%, 04/15/46 (Call 10/15/45)	536	665,353
4.70%, 04/15/50 (Call 10/15/49)	426	549,476
4.95%, 06/15/35 (Call 12/15/34)	253	307,656
5.10%, 06/15/45 (Call 12/15/44)	175	232,995
5.63%, 06/15/35	255	327,484
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	311	372,547
5.75%, 10/01/41 (Call 04/01/41)(a)	188	228,715
6.25%, 10/01/39	260	332,569
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	580	608,176
2.88%, 12/04/51 (Call 06/04/51)	200	206,788
3.13%, 12/01/25 (Call 06/01/25)	662	704,315
3.15%, 10/01/49 (Call 04/01/49)(a)	241	263,107
3.70%, 12/01/47 (Call 06/01/47)	286	334,966
3.80%, 12/15/42 (Call 06/15/42)	77	89,735
3.95%, 03/01/48 (Call 09/01/47)	263	321,097
3.99%, 03/01/49 (Call 09/01/48)	165	202,932
4.05%, 06/01/42 (Call 12/01/41)	86	103,095
4.05%, 10/01/44 (Call 04/01/44)	305	370,953
4.13%, 02/01/42 (Call 08/01/41)	74	89,510
4.13%, 06/01/48 (Call 12/01/47)	301	378,134
4.95%, 06/01/35	291	375,573
5.25%, 02/01/41 (Call 08/01/40)	25	33,933
5.63%, 04/01/34	181	243,595
5.65%, 02/01/37	67	91,256
5.69%, 03/01/40	190	272,293
5.95%, 02/01/38	231	327,281
Security	Par (000)	Value

Electric (continued)
5.96%, 04/01/39	$142	$204,727
Iberdrola International BV
5.81%, 03/15/25(a)	51	58,528
6.75%, 07/15/36(a)	961	1,438,819
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	377	401,094
3.35%, 11/15/27 (Call 08/15/27)	225	241,099
3.65%, 06/15/24 (Call 03/15/24)	244	256,659
5.30%, 07/01/43 (Call 01/01/43)	323	428,902
National Grid USA, 5.80%, 04/01/35(a)	175	219,271
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	311	315,612
3.40%, 02/07/28 (Call 11/07/27)	269	291,521
3.70%, 03/15/29 (Call 12/15/28)	100	111,400
3.90%, 11/01/28 (Call 08/01/28)	130	145,668
4.02%, 11/01/32 (Call 05/01/32)	106	121,385
4.30%, 03/15/49 (Call 09/15/48)	111	141,698
4.40%, 11/01/48 (Call 05/01/48)	100	126,591
Series C, 8.00%, 03/01/32	143	211,654
Series D, 1.00%, 10/18/24	85	84,597
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,641	1,634,108
2.75%, 05/01/25 (Call 12/22/21)	283	296,355
2.75%, 11/01/29 (Call 08/01/29)	2,021	2,087,309
2.80%, 01/15/23 (Call 12/22/21)	259	265,353
3.15%, 04/01/24 (Call 12/22/21)	745	777,214
3.25%, 04/01/26 (Call 12/22/21)	400	423,344
3.50%, 04/01/29 (Call 01/01/29)	1,012	1,097,291
3.55%, 05/01/27 (Call 02/01/27)	1,048	1,131,138
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(a)(b)	154	167,728
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(b)	145	166,200
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	250	272,765
3.20%, 05/15/27 (Call 02/15/27)	1,345	1,443,400
3.25%, 05/15/29 (Call 02/15/29)	28	30,266
3.95%, 04/01/30 (Call 01/01/30)	688	788,132
4.40%, 03/01/44 (Call 09/01/43)	401	497,485
5.50%, 03/15/40	95	131,095
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	95	113,055
4.15%, 04/01/48 (Call 10/01/47)	90	110,615
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,410	1,349,440
Series R, 2.90%, 10/01/51 (Call 04/01/51)	40	39,657
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	352	378,140
3.70%, 11/15/28 (Call 08/15/28)	140	156,337
3.75%, 04/01/45 (Call 10/01/44)	215	251,806
3.80%, 09/30/47 (Call 03/30/47)	55	65,755
3.80%, 06/01/49 (Call 12/01/48)	185	220,840
4.10%, 11/15/48 (Call 05/15/48)	45	56,036
5.25%, 09/30/40	10	13,547
5.30%, 06/01/42 (Call 12/01/41)	125	171,517
5.75%, 03/15/29 (Call 12/15/28)(a)	37	45,917
7.00%, 05/01/32	20	27,988
7.25%, 01/15/33(a)	122	178,609
7.50%, 09/01/38	75	120,966
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	250	258,617

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.15%, 10/15/25 (Call 07/15/25)	$183	$194,039
3.70%, 09/15/47 (Call 03/15/47)	80	92,999
3.90%, 03/01/48 (Call 09/01/47)	316	377,582
4.15%, 10/01/44 (Call 04/01/44)	118	143,488
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)(a)	154	161,692
4.15%, 03/15/43 (Call 09/15/42)	237	281,874
6.50%, 11/15/37	67	98,154
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)(a)	65	68,223
4.15%, 06/15/48 (Call 12/15/47)	90	113,122
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	239	249,392
3.60%, 07/01/49 (Call 01/01/49)	362	419,022
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	45	44,372
2.25%, 09/15/26 (Call 06/15/26)	87	89,714
2.45%, 01/15/30 (Call 10/15/29)	122	126,027
3.00%, 05/15/25 (Call 02/15/25)	51	53,744
3.00%, 05/15/27 (Call 02/15/27)	80	84,914
3.15%, 01/01/50 (Call 07/01/49)	297	318,729
3.20%, 05/15/29 (Call 02/15/29)	10	10,885
3.20%, 08/01/49 (Call 02/01/49)	234	258,371
3.25%, 09/01/23 (Call 08/01/23)	63	65,464
3.60%, 12/01/47 (Call 06/01/47)	188	218,302
3.65%, 09/01/28 (Call 06/01/28)	207	229,366
3.65%, 09/01/42 (Call 03/01/42)	200	228,332
3.70%, 05/01/28 (Call 02/01/28)	30	33,304
3.80%, 01/01/43 (Call 07/01/42)	20	23,031
3.80%, 03/01/46 (Call 09/01/45)	458	541,617
3.85%, 05/01/49 (Call 11/01/48)	365	442,800
3.95%, 05/01/42 (Call 11/01/41)(a)	71	83,457
4.05%, 05/01/48 (Call 11/01/47)	76	92,912
5.50%, 03/01/40	35	47,625
5.80%, 05/01/37	38	51,954
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,102	1,026,656
2.88%, 06/15/24 (Call 05/15/24)	238	247,551
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	644	668,536
4.15%, 05/15/48 (Call 11/15/47)	224	274,239
4.50%, 08/15/40	194	241,547
6.00%, 06/01/39	7	9,898
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	184	191,612
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	163	187,867
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	159	192,172
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	298	322,686
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	565	598,781
3.40%, 02/01/28 (Call 11/01/27)	542	582,883
3.55%, 06/15/24 (Call 12/03/21)	572	608,459
3.75%, 11/15/25 (Call 12/03/21)	246	268,568
3.80%, 02/01/38 (Call 08/01/37)	366	404,415
4.00%, 02/01/48 (Call 08/01/47)	367	423,379
4.05%, 12/01/23 (Call 12/03/21)	296	313,473
4.13%, 04/01/52 (Call 01/01/27)(b)	500	494,985
6.00%, 10/15/39	295	409,914
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	195	192,401
2.85%, 08/01/29 (Call 05/01/29)	178	184,251
Security	Par (000)	Value

Electric (continued)
3.65%, 02/01/50 (Call 08/01/49)	$307	$329,786
4.00%, 04/01/47 (Call 10/01/46)	268	299,235
4.05%, 03/15/42 (Call 09/15/41)	125	136,876
4.50%, 09/01/40 (Call 03/01/40)	53	60,746
4.65%, 10/01/43 (Call 04/01/43)	77	90,809
5.50%, 03/15/40	126	158,918
5.63%, 02/01/36	122	154,197
6.00%, 01/15/34(a)	173	227,305
6.05%, 03/15/39	34	45,466
6.65%, 04/01/29	176	219,085
Series 04-G, 5.75%, 04/01/35	5	6,384
Series 05-E, 5.35%, 07/15/35	61	75,753
Series 06-E, 5.55%, 01/15/37	5	6,259
Series 08-A, 5.95%, 02/01/38	50	65,447
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	88	94,440
Series A, 4.20%, 03/01/29 (Call 12/01/28)	180	202,003
Series B, 3.65%, 03/01/28 (Call 12/01/27)	88	95,549
Series B, 4.88%, 03/01/49 (Call 09/01/48)	114	142,745
Series C, 3.60%, 02/01/45 (Call 08/01/44)	143	148,590
Series C, 4.13%, 03/01/48 (Call 09/01/47)	257	291,952
Series E, 3.70%, 08/01/25 (Call 06/01/25)	161	172,553
		74,473,010
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)(a)	31	30,298
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	51	54,062
5.25%, 11/15/39	10	13,509
		97,869
Electronics — 0.9%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	603	625,015
3.05%, 09/22/26 (Call 06/22/26)	181	191,672
3.88%, 07/15/23 (Call 04/15/23)	371	386,326
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	29	31,160
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	319	333,109
3.55%, 10/01/27 (Call 07/01/27)	82	87,393
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	40	39,378
2.80%, 02/15/30 (Call 11/15/29)	124	128,670
4.35%, 06/01/29 (Call 03/01/29)	24	27,501
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	141	153,951
4.88%, 06/15/29 (Call 03/15/29)	233	264,576
4.88%, 05/12/30 (Call 02/12/30)	254	288,671
5.00%, 02/15/23	202	211,258
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	100	106,654
4.30%, 06/15/46 (Call 12/15/45)	132	161,584
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	100	97,339
1.75%, 09/01/31 (Call 06/01/31)	100	96,965
2.30%, 08/15/24 (Call 07/15/24)	338	349,418
2.50%, 11/01/26 (Call 08/01/26)(a)	684	714,458
2.70%, 08/15/29 (Call 05/15/29)	146	153,447
3.35%, 12/01/23(a)	65	68,318
3.81%, 11/21/47 (Call 05/21/47)	66	80,459
5.38%, 03/01/41(a)	78	109,151

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
5.70%, 03/15/36	$23	$31,599
5.70%, 03/15/37	18	24,824
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	21	22,311
3.35%, 03/01/26 (Call 12/01/25)	130	137,428
3.50%, 02/15/28 (Call 11/15/27)	20	21,758
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	226	237,291
4.55%, 10/30/24 (Call 07/30/24)	282	306,666
4.60%, 04/06/27 (Call 01/06/27)	532	600,261
Legrand France SA, 8.50%, 02/15/25	515	625,720
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	439	458,628
4.75%, 12/01/24 (Call 09/01/24)	531	579,040
4.90%, 06/15/28 (Call 03/15/28)	225	257,969
Tyco Electronics Group SA, 7.13%, 10/01/37	89	136,804
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)(c)	65	64,545
		8,211,317
Environmental Control — 0.1%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)	100	99,572
3.05%, 03/01/50 (Call 09/01/49)(a)	10	10,362
5.70%, 05/15/41 (Call 11/15/40)	20	27,805
6.20%, 03/01/40	10	14,457
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	100	97,913
2.60%, 02/01/30 (Call 11/01/29)	52	53,268
2.95%, 01/15/52 (Call 07/15/51)	70	69,878
3.05%, 04/01/50 (Call 10/01/49)	57	58,480
3.50%, 05/01/29 (Call 02/01/29)	25	27,227
4.25%, 12/01/28 (Call 09/01/28)	90	101,812
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	45	47,434
3.15%, 11/15/27 (Call 08/15/27)	73	77,899
4.15%, 07/15/49 (Call 01/15/49)	121	154,388
		840,495
Food — 2.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	28	36,776
Bestfoods, Series E, 7.25%, 12/15/26(a)	10	12,741
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	215	214,101
3.13%, 04/24/50 (Call 10/24/49)	139	138,748
3.30%, 03/19/25 (Call 12/19/24)	110	116,461
3.65%, 03/15/23 (Call 02/15/23)	19	19,644
3.95%, 03/15/25 (Call 01/15/25)	343	368,584
4.15%, 03/15/28 (Call 12/15/27)	443	492,935
4.80%, 03/15/48 (Call 09/15/47)	283	359,784
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	204	218,088
4.60%, 11/01/25 (Call 09/01/25)	393	435,593
4.85%, 11/01/28 (Call 08/01/28)(a)	135	156,700
5.30%, 11/01/38 (Call 05/01/38)	241	305,446
5.40%, 11/01/48 (Call 05/01/48)(a)	218	296,482
7.00%, 10/01/28	108	140,833
8.25%, 09/15/30	114	163,215
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	100	98,934
2.88%, 04/15/30 (Call 01/15/30)(a)	590	618,845
3.00%, 02/01/51 (Call 08/01/50)(a)(c)	280	287,272
Security	Par (000)	Value

Food (continued)
3.20%, 02/10/27 (Call 11/10/26)	$342	$364,777
3.65%, 02/15/24 (Call 11/15/23)	150	157,451
3.70%, 10/17/23 (Call 09/17/23)	1,226	1,286,430
4.00%, 04/17/25 (Call 02/17/25)	381	411,438
4.20%, 04/17/28 (Call 01/17/28)(a)	296	333,678
4.70%, 04/17/48 (Call 10/17/47)	25	33,176
5.40%, 06/15/40	72	96,335
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	25	26,197
3.13%, 11/15/49 (Call 05/15/49)	157	171,766
3.38%, 08/15/46 (Call 02/15/46)	20	22,768
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)(a)	30	32,204
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	898	937,683
3.20%, 10/01/26 (Call 07/01/26)	40	42,726
3.90%, 06/01/50 (Call 12/01/49)	128	148,558
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	100	96,813
2.38%, 03/15/30 (Call 12/15/29)	136	136,887
3.38%, 12/15/27 (Call 09/15/27)(a)	129	138,625
3.50%, 03/15/25	135	143,868
3.55%, 03/15/50 (Call 09/15/49)(a)	117	127,941
4.25%, 03/15/35	291	341,521
4.38%, 03/15/45	27	33,370
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	302	297,117
2.65%, 12/01/23	2,293	2,369,907
3.25%, 04/01/26	1,241	1,321,404
3.40%, 11/15/27 (Call 08/15/27)(a)	389	419,015
4.30%, 05/15/28 (Call 02/15/28)	164	186,548
4.50%, 04/01/46	333	421,075
Series B, 7.45%, 04/01/31	751	1,066,315
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	93	128,472
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	72	71,821
2.65%, 10/15/26 (Call 07/15/26)	128	133,019
3.50%, 02/01/26 (Call 11/01/25)	149	160,473
3.70%, 08/01/27 (Call 05/01/27)	54	58,919
3.85%, 08/01/23 (Call 05/01/23)	74	77,242
3.88%, 10/15/46 (Call 04/15/46)	142	159,797
3.95%, 01/15/50 (Call 07/15/49)(a)	123	142,518
4.00%, 02/01/24 (Call 11/01/23)	91	96,221
4.45%, 02/01/47 (Call 08/01/46)	178	216,977
4.50%, 01/15/29 (Call 10/15/28)(a)	115	133,090
4.65%, 01/15/48 (Call 07/15/47)(a)	133	167,174
5.00%, 04/15/42 (Call 10/15/41)	69	88,043
5.15%, 08/01/43 (Call 02/01/43)	196	257,395
5.40%, 07/15/40 (Call 01/15/40)	110	144,220
5.40%, 01/15/49 (Call 07/15/48)	120	167,860
6.90%, 04/15/38	191	282,785
7.50%, 04/01/31(a)	141	198,763
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	60	60,806
3.15%, 08/15/24 (Call 06/15/24)	113	118,404
3.40%, 08/15/27 (Call 05/15/27)	192	206,279
4.20%, 08/15/47 (Call 02/15/47)	98	119,792
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	103	97,350
2.75%, 04/13/30 (Call 01/13/30)	125	129,860
3.63%, 02/13/26 (Call 12/13/25)	169	182,824

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.13%, 05/07/28 (Call 02/07/28)	$48	$55,059
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	89	89,672
3.25%, 07/15/27 (Call 04/15/27)	185	196,605
3.30%, 07/15/26 (Call 04/15/26)	120	127,615
3.30%, 02/15/50 (Call 08/15/49)(a)	195	202,158
3.55%, 03/15/25 (Call 01/15/25)	122	130,328
3.75%, 10/01/25 (Call 07/01/25)	161	173,090
4.45%, 03/15/48 (Call 09/15/47)	107	128,089
4.50%, 04/01/46 (Call 10/01/45)	182	215,876
4.85%, 10/01/45 (Call 04/01/45)	157	196,267
5.38%, 09/21/35(a)	40	50,921
5.65%, 04/01/25 (Call 03/01/25)	220	248,043
5.95%, 04/01/30 (Call 01/01/30)	129	162,056
6.60%, 04/01/50 (Call 10/01/49)(a)	198	312,179
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	131	141,104
4.35%, 03/01/29 (Call 12/01/28)	63	71,874
4.55%, 06/02/47 (Call 12/02/46)	76	95,417
4.88%, 08/15/34 (Call 02/15/34)	68	82,997
5.10%, 09/28/48 (Call 03/28/48)	138	186,237
5.15%, 08/15/44 (Call 02/15/44)	55	71,895
		22,184,361
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	20	21,127
5.50%, 11/02/47 (Call 05/02/47)	5	5,767
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	151	190,097
4.40%, 08/15/47 (Call 02/15/47)	94	119,019
4.80%, 06/15/44 (Call 12/15/43)	163	208,458
6.00%, 11/15/41 (Call 05/15/41)	169	236,222
7.30%, 11/15/39	107	165,222
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	250	232,510
3.75%, 01/15/31 (Call 10/15/30)	30	29,491
5.00%, 01/15/30 (Call 10/15/29)	205	217,517
6.00%, 01/15/29 (Call 10/15/28)	215	243,870
		1,669,300
Gas — 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	15	15,944
3.38%, 09/15/49 (Call 03/15/49)	208	226,587
4.13%, 10/15/44 (Call 04/15/44)(a)	192	225,731
4.13%, 03/15/49 (Call 09/15/48)	227	276,572
4.15%, 01/15/43 (Call 07/15/42)	6	7,082
4.30%, 10/01/48 (Call 04/01/48)	40	49,794
5.50%, 06/15/41 (Call 12/15/40)	68	91,245
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	83	88,103
4.75%, 09/01/28 (Call 06/01/28)	153	169,689
5.20%, 07/15/25 (Call 04/15/25)	207	227,555
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	170	166,891
3.61%, 02/01/24 (Call 11/01/23)	240	251,117
4.50%, 11/01/48 (Call 05/01/48)	115	144,952
4.66%, 02/01/44 (Call 08/01/43)(a)	154	191,843
Piedmont Natural Gas Co. Inc., 3.35%, 06/01/50
(Call 12/01/49)	65	68,702
Security	Par (000)	Value

Gas (continued)
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	$180	$188,996
3.20%, 06/15/25 (Call 03/15/25)(a)	309	326,378
3.75%, 09/15/42 (Call 03/15/42)	208	234,395
5.13%, 11/15/40	20	26,224
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	354	369,725
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	178	220,001
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	121	153,453
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	290	349,717
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	110	113,356
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	55	54,842
3.70%, 04/01/28 (Call 01/01/28)	25	27,251
3.80%, 09/29/46 (Call 03/29/46)	299	327,345
4.15%, 06/01/49 (Call 12/01/48)	276	323,549
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	110	126,767
Series K, 3.80%, 09/15/46 (Call 03/15/46)	35	40,795
		5,084,601
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	80	90,033
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	77	83,301
3.25%, 03/01/27 (Call 12/01/26)	45	48,580
4.10%, 03/01/48 (Call 09/01/47)	50	61,792
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	130	133,116
3.40%, 03/01/26 (Call 01/01/26)	47	50,395
4.00%, 03/15/60 (Call 03/15/25)(a)(b)	125	126,764
4.25%, 11/15/28 (Call 08/15/28)	67	77,297
4.85%, 11/15/48 (Call 05/15/48)(a)	45	61,575
5.20%, 09/01/40	118	156,225
		889,078
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	368	472,295
4.75%, 04/15/43 (Call 10/15/42)	270	356,719
4.90%, 11/30/46 (Call 05/30/46)	491	684,601
5.30%, 05/27/40(a)	133	184,609
6.00%, 04/01/39	98	144,655
6.15%, 11/30/37(a)	178	263,322
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(c)	140	140,052
2.27%, 12/01/28 (Call 10/01/28)(c)	100	100,567
2.60%, 08/15/26 (Call 05/15/26)	130	134,837
3.13%, 12/01/51 (Call 06/01/51)(c)	30	30,938
3.50%, 08/15/46 (Call 02/15/46)	133	146,207
Boston Scientific Corp.
4.00%, 03/01/29 (Call 12/01/28)	50	55,905
4.55%, 03/01/39 (Call 09/01/38)	51	61,269
4.70%, 03/01/49 (Call 09/01/48)	292	376,467
6.75%, 11/15/35	55	76,812
7.38%, 01/15/40	88	138,036
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	25	24,431
4.38%, 09/15/45 (Call 03/15/45)	166	211,099
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	430	454,200
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	140	145,102

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.25%, 11/15/39 (Call 05/15/39)	$163	$175,096
3.40%, 11/15/49 (Call 05/15/49)	92	102,327
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	873	986,429
Koninklijke Philips NV
5.00%, 03/15/42	131	168,896
6.88%, 03/11/38	171	254,241
Medtronic Inc.
4.38%, 03/15/35	240	295,246
4.63%, 03/15/45	435	579,255
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	60	58,660
2.25%, 09/15/31 (Call 06/15/31)	35	34,054
3.30%, 09/15/29 (Call 06/15/29)	311	330,176
3.63%, 03/15/51 (Call 09/15/50)	50	54,896
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	100	96,661
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)(a)	515	520,819
3.75%, 03/15/51 (Call 09/15/50)	185	205,278
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	66	67,529
4.10%, 04/01/43 (Call 10/01/42)	35	41,354
4.38%, 05/15/44 (Call 11/15/43)	105	129,147
4.63%, 03/15/46 (Call 09/15/45)	86	111,809
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	100	103,836
2.95%, 09/19/26 (Call 06/19/26)	186	196,591
3.20%, 08/15/27 (Call 05/15/27)	132	141,352
3.65%, 12/15/25 (Call 09/15/25)	59	63,700
4.10%, 08/15/47 (Call 02/15/47)(a)	157	197,836
4.13%, 03/25/25 (Call 12/03/21)	124	134,828
4.50%, 03/25/30 (Call 12/03/21)	50	59,670
5.30%, 02/01/44 (Call 08/01/43)	266	372,871
Zimmer Biomet Holdings Inc.
3.55%, 03/20/30 (Call 12/20/29)	180	196,580
4.45%, 08/15/45 (Call 02/15/45)	85	103,681
		9,984,941
Health Care - Services — 1.8%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	332	377,291
4.13%, 11/15/42 (Call 05/15/42)	109	124,511
4.50%, 05/15/42 (Call 11/15/41)	87	104,602
4.75%, 03/15/44 (Call 09/15/43)	252	313,690
6.63%, 06/15/36	161	230,632
6.75%, 12/15/37	165	241,385
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	208	217,381
3.13%, 05/15/50 (Call 11/15/49)	105	108,157
3.60%, 03/15/51 (Call 09/15/50)	60	66,773
3.65%, 12/01/27 (Call 09/01/27)	212	230,959
3.70%, 09/15/49 (Call 03/15/49)	128	143,274
4.10%, 03/01/28 (Call 12/01/27)	194	216,324
4.38%, 12/01/47 (Call 06/01/47)	141	173,739
4.55%, 03/01/48 (Call 09/01/47)	112	140,870
4.63%, 05/15/42	93	115,898
4.65%, 01/15/43	171	212,803
4.65%, 08/15/44 (Call 02/15/44)	303	381,474
5.10%, 01/15/44	184	243,761
5.85%, 01/15/36(a)	24	32,176
6.38%, 06/15/37	33	46,840
Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	$117	$119,560
4.13%, 06/15/29 (Call 03/15/29)	359	395,245
4.50%, 02/15/27 (Call 08/15/26)	427	470,221
4.75%, 05/01/23	150	157,780
5.00%, 03/15/24	435	469,221
5.13%, 06/15/39 (Call 12/15/38)	227	279,112
5.25%, 04/15/25	195	216,799
5.25%, 06/15/26 (Call 12/15/25)	420	472,382
5.25%, 06/15/49 (Call 12/15/48)	294	378,966
5.50%, 06/15/47 (Call 12/15/46)	487	640,444
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	27	28,383
3.85%, 10/01/24 (Call 07/01/24)	234	249,666
3.95%, 03/15/27 (Call 12/15/26)	267	292,691
3.95%, 08/15/49 (Call 02/15/49)	86	100,512
4.50%, 04/01/25 (Call 03/01/25)	211	230,859
4.63%, 12/01/42 (Call 06/01/42)	204	251,312
4.80%, 03/15/47 (Call 09/15/46)	37	48,010
4.88%, 04/01/30 (Call 01/01/30)	37	43,471
4.95%, 10/01/44 (Call 04/01/44)(a)	81	105,359
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	302	307,225
2.95%, 12/01/29 (Call 09/01/29)	176	184,321
3.60%, 02/01/25 (Call 11/01/24)	335	355,234
3.60%, 09/01/27 (Call 06/01/27)	103	111,214
4.70%, 02/01/45 (Call 08/01/44)	246	303,367
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	45	54,164
Series I, 3.74%, 10/01/47(a)	100	117,291
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	524	540,768
2.95%, 06/30/30 (Call 03/30/30)	367	382,524
3.45%, 06/01/26 (Call 03/01/26)(a)	589	631,567
3.50%, 03/30/25 (Call 12/30/24)	277	294,421
4.20%, 06/30/29 (Call 03/30/29)	318	361,467
4.25%, 04/01/24 (Call 01/01/24)	102	108,517
4.70%, 03/30/45 (Call 09/30/44)(a)	301	382,475
UnitedHealth Group Inc.
2.88%, 08/15/29	86	91,138
2.90%, 05/15/50 (Call 11/15/49)	268	274,185
3.13%, 05/15/60 (Call 11/15/59)(a)	95	98,971
3.25%, 05/15/51 (Call 11/15/50)	30	32,609
3.50%, 08/15/39 (Call 02/15/39)	79	87,376
3.70%, 08/15/49 (Call 02/15/49)	174	201,349
3.75%, 10/15/47 (Call 04/15/47)	35	40,535
3.85%, 06/15/28	140	156,652
3.88%, 12/15/28	116	130,537
3.88%, 08/15/59 (Call 02/15/59)	151	182,539
3.95%, 10/15/42 (Call 04/15/42)	28	33,052
4.20%, 01/15/47 (Call 07/15/46)	141	173,385
4.25%, 03/15/43 (Call 09/15/42)	107	130,671
4.25%, 04/15/47 (Call 10/15/46)	179	224,108
4.25%, 06/15/48 (Call 12/15/47)	220	274,602
4.38%, 03/15/42 (Call 09/15/41)	40	48,853
4.45%, 12/15/48 (Call 06/15/48)	192	246,956
4.63%, 07/15/35	138	172,031
4.63%, 11/15/41 (Call 05/15/41)	80	100,808
4.75%, 07/15/45	195	257,453
5.70%, 10/15/40 (Call 04/15/40)	23	32,279

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.80%, 03/15/36(a)	$107	$147,574
5.95%, 02/15/41 (Call 08/15/40)	30	43,424
6.50%, 06/15/37	101	149,867
6.63%, 11/15/37	52	77,715
6.88%, 02/15/38	118	182,183
		16,397,940
Home Builders — 0.1%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	10	9,813
6.00%, 01/15/43 (Call 10/15/42)	80	100,651
PulteGroup Inc.
6.00%, 02/15/35	57	73,915
6.38%, 05/15/33	115	150,664
7.88%, 06/15/32	97	139,205
		474,248
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	79	84,732
3.80%, 11/15/24 (Call 08/15/24)	24	25,354
4.40%, 03/15/29 (Call 12/15/28)	98	110,590
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	167	202,970
4.60%, 05/15/50 (Call 11/15/49)	150	187,346
4.75%, 02/26/29 (Call 11/26/28)(a)	50	58,029
		669,021
Household Products & Wares — 0.5%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	56	57,121
4.88%, 12/06/28 (Call 09/06/28)(a)	35	41,111
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	183	194,864
3.95%, 08/01/47 (Call 02/01/47)	65	78,599
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	173	168,310
3.10%, 10/01/27 (Call 07/01/27)	426	455,224
3.50%, 12/15/24 (Call 09/15/24)	682	726,050
3.90%, 05/15/28 (Call 02/15/28)(a)	87	98,093
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	100,088
2.40%, 06/01/23	261	267,828
2.75%, 02/15/26	83	87,984
2.88%, 02/07/50 (Call 08/07/49)	234	244,743
3.05%, 08/15/25	350	373,352
3.10%, 03/26/30 (Call 12/26/29)	338	366,554
3.20%, 04/25/29 (Call 01/25/29)	579	630,218
3.20%, 07/30/46 (Call 01/30/46)	246	273,094
3.90%, 05/04/47 (Call 11/04/46)	170	208,083
3.95%, 11/01/28 (Call 08/01/28)	101	115,231
5.30%, 03/01/41	93	128,969
6.63%, 08/01/37	129	199,844
		4,815,360
Insurance — 3.2%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(b)	260	297,411
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	31	34,372
4.00%, 10/15/46 (Call 04/15/46)	10	12,000
4.75%, 01/15/49 (Call 07/15/48)	12	16,128
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	7	8,953
Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	$44	$47,352
3.85%, 08/10/49 (Call 02/10/49)	114	137,096
4.20%, 12/15/46 (Call 06/15/46)	138	172,401
4.50%, 06/15/43	91	113,619
5.35%, 06/01/33	88	112,103
5.55%, 05/09/35	56	74,772
5.95%, 04/01/36(a)	100	139,777
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(b)	136	178,837
Series B, 5.75%, 08/15/53 (Call 08/15/23),
(3 mo. LIBOR US + 2.938%)(b)	287	300,948
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	40	45,575
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	52	64,973
5.25%, 04/02/30 (Call 01/02/30)	66	79,618
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)(a)	173	194,962
3.90%, 04/01/26 (Call 01/01/26)(a)	312	340,167
4.20%, 04/01/28 (Call 01/01/28)	100	112,849
4.25%, 03/15/29 (Call 12/15/28)	185	211,089
4.38%, 06/30/50 (Call 12/30/49)	30	37,796
4.38%, 01/15/55 (Call 07/15/54)	157	197,498
4.50%, 07/16/44 (Call 01/16/44)	183	225,123
4.70%, 07/10/35 (Call 01/10/35)	84	101,358
4.75%, 04/01/48 (Call 10/01/47)	151	198,509
4.80%, 07/10/45 (Call 01/10/45)	154	199,399
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(b)	56	63,106
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	45	49,339
4.50%, 12/15/28 (Call 09/15/28)	17	19,560
6.25%, 09/30/40	113	164,659
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31	25	25,188
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	34	42,517
4.75%, 05/15/45 (Call 11/15/44)	133	171,905
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	26	28,774
5.03%, 12/15/46 (Call 06/15/46)	65	86,794
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	77	84,597
7.35%, 05/01/34(a)	99	145,071
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	72	95,548
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	100	99,270
3.05%, 03/09/52 (Call 09/09/51)	50	49,241
3.50%, 05/20/51 (Call 11/20/50)	25	26,969
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	174	187,850
4.90%, 03/27/28 (Call 12/27/27)	48	55,159
Athene Holding Ltd.
3.95%, 05/25/51 (Call 11/25/50)	35	39,463
4.13%, 01/12/28 (Call 10/12/27)	64	70,451
6.15%, 04/03/30 (Call 01/03/30)	65	80,569
AXA SA, 8.60%, 12/15/30	1,130	1,638,715
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	15	16,568
4.90%, 01/15/40 (Call 01/15/30)(b)	70	73,272

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	$142	$156,402
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)(a)	25	24,839
4.20%, 08/15/48 (Call 02/15/48)	271	334,902
4.25%, 01/15/49 (Call 07/15/48)	351	437,437
4.30%, 05/15/43	136	166,369
4.40%, 05/15/42	188	233,526
5.75%, 01/15/40	142	204,148
Berkshire Hathaway Inc., 4.50%, 02/11/43	269	337,350
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	103	114,713
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	11,407
Cincinnati Financial Corp., 6.92%, 05/15/28	25	32,205
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	117	135,369
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	77	87,075
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	252	283,812
5.00%, 04/20/48 (Call 10/20/47)	180	231,199
7.00%, 04/01/28	41	52,141
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	25	24,645
3.50%, 10/15/50 (Call 04/15/50)	25	26,509
4.87%, 06/01/44	35	45,122
Fidelity National Financial Inc., 4.50%, 08/15/28
(Call 05/15/28)	20	22,769
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	55	60,596
4.60%, 11/15/24	10	10,904
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	127	139,830
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	22	22,933
3.60%, 08/19/49 (Call 02/19/49)	58	64,532
4.30%, 04/15/43	87	104,209
4.40%, 03/15/48 (Call 09/15/47)	103	129,377
5.95%, 10/15/36	110	149,755
6.10%, 10/01/41	108	154,034
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	116	122,531
3.35%, 03/09/25	28	29,795
3.40%, 01/15/31 (Call 10/15/30)(a)	40	43,461
3.63%, 12/12/26 (Call 09/15/26)	111	120,537
3.80%, 03/01/28 (Call 12/01/27)(a)	66	73,133
4.35%, 03/01/48 (Call 09/01/47)	81	99,651
4.38%, 06/15/50 (Call 12/15/49)	78	96,791
6.30%, 10/09/37	55	78,391
7.00%, 06/15/40	116	178,982
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	98	106,709
4.13%, 05/15/43 (Call 11/15/42)	147	173,167
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(b)	234	253,612
4.15%, 03/04/26	470	518,786
5.38%, 03/04/46	287	413,225
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	35	37,918
3.50%, 11/01/27 (Call 08/01/27)	60	64,615
4.15%, 09/17/50 (Call 03/17/50)	47	55,941
4.30%, 11/01/47 (Call 05/01/47)	30	36,240
5.00%, 04/05/46	50	65,474
Security	Par (000)	Value

Insurance (continued)
5.00%, 05/20/49 (Call 11/20/48)	$25	$32,510
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	297	295,248
3.30%, 03/14/23 (Call 01/14/23)	175	180,155
3.50%, 06/03/24 (Call 03/03/24)	147	155,148
3.50%, 03/10/25 (Call 12/10/24)	297	315,946
3.75%, 03/14/26 (Call 12/14/25)	358	388,688
3.88%, 03/15/24 (Call 02/15/24)	219	232,458
4.20%, 03/01/48 (Call 09/01/47)	89	110,583
4.35%, 01/30/47 (Call 07/30/46)	186	237,953
4.38%, 03/15/29 (Call 12/15/28)	441	502,987
4.75%, 03/15/39 (Call 09/15/38)	87	110,556
4.90%, 03/15/49 (Call 09/15/48)	303	416,979
5.88%, 08/01/33	107	143,730
MetLife Inc.
4.05%, 03/01/45	136	163,683
4.13%, 08/13/42	156	185,071
4.55%, 03/23/30 (Call 12/23/29)	184	217,240
4.60%, 05/13/46 (Call 11/13/45)	82	106,297
4.72%, 12/15/44	225	286,328
4.88%, 11/13/43	180	237,137
5.70%, 06/15/35	87	117,641
5.88%, 02/06/41	110	158,078
6.38%, 06/15/34	25	35,265
6.40%, 12/15/66 (Call 12/15/31)(a)	275	340,807
6.50%, 12/15/32	55	77,080
10.75%, 08/01/69 (Call 08/01/34)	40	68,048
Munich Re America Corp., Series B, 7.45%, 12/15/26	41	51,998
Nationwide Financial Services Inc., 6.75%, 05/15/87	28	34,069
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	51	56,224
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	37	39,347
3.40%, 05/15/25 (Call 02/15/25)	49	52,051
3.70%, 05/15/29 (Call 02/15/29)(a)	15	16,639
4.30%, 11/15/46 (Call 05/15/46)	112	140,627
4.35%, 05/15/43	173	212,223
4.63%, 09/15/42	100	126,268
6.05%, 10/15/36	53	74,166
Progressive Corp. (The)
2.45%, 01/15/27	49	51,263
3.20%, 03/26/30 (Call 12/26/29)	20	21,750
3.70%, 01/26/45	70	80,429
3.95%, 03/26/50 (Call 09/26/49)	111	136,003
4.00%, 03/01/29 (Call 12/01/28)	49	55,785
4.13%, 04/15/47 (Call 10/15/46)	152	187,199
4.20%, 03/15/48 (Call 09/15/47)	147	183,754
4.35%, 04/25/44	82	103,128
6.25%, 12/01/32	2	2,757
6.63%, 03/01/29	5	6,513
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	120	120,493
2.10%, 03/10/30 (Call 12/10/29)(a)	107	108,241
3.00%, 03/10/40 (Call 09/10/39)	42	43,575
3.70%, 03/13/51 (Call 09/13/50)	256	295,378
3.88%, 03/27/28 (Call 12/27/27)	85	95,026
3.91%, 12/07/47 (Call 06/07/47)	185	217,786
3.94%, 12/07/49 (Call 06/07/49)	295	353,448
4.35%, 02/25/50 (Call 08/25/49)	176	225,011
4.42%, 03/27/48 (Call 09/27/47)	75	95,014

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(b)	$217	$227,659
4.60%, 05/15/44	136	172,153
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(b)	171	178,639
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(b)	158	170,017
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(b)	239	248,804
5.70%, 12/14/36	48	65,156
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)(b)	278	313,248
5.75%, 07/15/33(a)	111	145,856
6.63%, 12/01/37	23	33,578
6.63%, 06/21/40	116	175,489
Prudential PLC, 3.13%, 04/14/30	24	25,766
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	206	229,148
3.95%, 09/15/26 (Call 06/15/26)	35	38,371
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	5	5,461
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	20	27,077
Swiss Re America Holding Corp., 7.00%, 02/15/26	84	101,987
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	179	175,126
3.75%, 05/15/46 (Call 11/15/45)	127	150,423
4.00%, 05/30/47 (Call 11/30/46)	178	217,313
4.05%, 03/07/48 (Call 09/07/47)	77	95,812
4.10%, 03/04/49 (Call 09/04/48)	62	77,666
4.30%, 08/25/45 (Call 02/25/45)	119	150,005
4.60%, 08/01/43	165	213,385
5.35%, 11/01/40	170	234,838
6.25%, 06/15/37	153	221,852
6.75%, 06/20/36	144	215,713
Travelers Property Casualty Corp., 6.38%, 03/15/33	50	70,118
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	65	71,380
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	16,668
4.50%, 12/15/49 (Call 06/15/49)	60	64,815
Voya Financial Inc.
3.65%, 06/15/26	35	38,055
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(a)(b)	220	227,440
4.80%, 06/15/46	198	256,699
5.65%, 05/15/53 (Call 05/15/23),
(3 mo. LIBOR US + 3.580%)(b)	30	31,169
5.70%, 07/15/43	138	191,955
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)(a)	39	40,254
3.88%, 09/15/49 (Call 03/15/49)	134	146,585
4.50%, 09/15/28 (Call 06/15/28)	48	54,192
5.05%, 09/15/48 (Call 03/15/48)	202	261,919
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	50	58,660
4.75%, 08/01/44(a)	49	62,274
XLIT Ltd.
4.45%, 03/31/25	560	613,133
5.25%, 12/15/43	125	174,901
Security	Par (000)	Value

Insurance (continued)
5.50%, 03/31/45	$230	$323,371
		28,252,249
Internet — 0.7%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	200	191,150
3.25%, 02/09/61 (Call 08/09/60)	250	239,935
4.00%, 12/06/37 (Call 06/06/37)	25	27,265
4.20%, 12/06/47 (Call 06/06/47)	57	64,726
4.40%, 12/06/57 (Call 06/06/57)	208	244,427
4.50%, 11/28/34 (Call 05/28/34)	85	97,878
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	172	155,964
2.25%, 08/15/60 (Call 02/15/60)	172	156,778
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	181	174,388
2.70%, 06/03/60 (Call 12/03/59)	325	318,380
3.10%, 05/12/51 (Call 11/12/50)	160	173,245
3.15%, 08/22/27 (Call 05/22/27)	298	320,788
3.25%, 05/12/61 (Call 11/12/60)	97	106,975
3.88%, 08/22/37 (Call 02/22/37)	48	56,579
4.05%, 08/22/47 (Call 02/22/47)	251	309,616
4.25%, 08/22/57 (Call 02/22/57)	253	328,938
4.80%, 12/05/34 (Call 06/05/34)	60	76,598
4.95%, 12/05/44 (Call 06/05/44)	265	362,592
5.20%, 12/03/25 (Call 09/03/25)	112	127,964
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	105	115,167
3.60%, 06/01/26 (Call 03/01/26)	55	59,430
4.63%, 04/13/30 (Call 01/13/30)	242	283,312
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	256	279,153
4.50%, 06/20/28 (Call 03/20/28)	281	318,769
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	201	203,748
2.70%, 03/11/30 (Call 12/11/29)	175	179,436
3.45%, 08/01/24 (Call 05/01/24)	76	80,018
3.60%, 06/05/27 (Call 03/05/27)	308	333,709
3.65%, 05/10/51 (Call 11/10/50)	50	55,073
4.00%, 07/15/42 (Call 01/15/42)	261	297,697
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	55	56,692
3.80%, 02/15/28 (Call 11/15/27)	60	64,069
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	5	5,412
		5,865,871
Iron & Steel — 0.1%
ArcelorMittal SA, 7.00%, 10/15/39	20	27,547
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	75	83,623
4.40%, 05/01/48 (Call 11/01/47)	35	44,557
6.40%, 12/01/37	30	43,868
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	196	203,648
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	110	114,258
3.25%, 10/15/50 (Call 04/15/50)	84	85,054
3.45%, 04/15/30 (Call 01/15/30)	26	27,714
		630,269

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$52	$55,094
4.63%, 07/28/45 (Call 01/28/45)	282	309,221
		364,315
Lodging — 1.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	40	42,544
3.70%, 01/15/31 (Call 10/15/30)	40	42,104
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)(a)	76	91,392
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	40	40,384
3.20%, 08/08/24 (Call 07/08/24)	121	123,363
3.50%, 08/18/26 (Call 06/18/26)	155	157,954
3.90%, 08/08/29 (Call 05/08/29)	220	223,054
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	60	63,586
3.75%, 10/01/25 (Call 07/01/25)	50	53,217
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	60	68,231
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	75	84,653
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	267	300,874
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	246	258,403
Series R, 3.13%, 06/15/26 (Call 03/15/26)	81	85,056
Series X, 4.00%, 04/15/28 (Call 01/15/28)	170	184,931
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)	250	257,573
5.13%, 08/08/25 (Call 06/08/25)	240	252,914
5.40%, 08/08/28 (Call 05/08/28)(a)	6,885	7,430,361
		9,760,594
Machinery — 1.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	20	22,502
4.38%, 05/08/42	5	6,356
Caterpillar Financial Services Corp.
2.15%, 11/08/24	151	155,541
2.40%, 08/09/26	15	15,611
2.63%, 03/01/23	82	84,040
2.85%, 05/17/24(a)	125	130,579
3.25%, 12/01/24	149	158,324
3.30%, 06/09/24	74	78,162
3.45%, 05/15/23	107	111,290
3.65%, 12/07/23	218	230,452
3.75%, 11/24/23	166	175,807
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	164	171,979
2.60%, 04/09/30 (Call 01/09/30)	279	292,091
3.25%, 09/19/49 (Call 03/19/49)	110	121,976
3.25%, 04/09/50 (Call 10/09/49)	110	122,794
3.40%, 05/15/24 (Call 02/15/24)	277	292,011
3.80%, 08/15/42	59	69,333
4.30%, 05/15/44 (Call 11/15/43)	26	33,236
4.75%, 05/15/64 (Call 11/15/63)	87	127,960
5.20%, 05/27/41	51	70,130
5.30%, 09/15/35(a)	104	137,925
6.05%, 08/15/36(a)	75	107,506
CNH Industrial Capital LLC, 4.20%, 01/15/24	217	230,063
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	558	608,962
4.50%, 08/15/23	1,024	1,080,812
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	22,561
Security	Par (000)	Value

Machinery (continued)
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	$109	$114,224
2.88%, 09/07/49 (Call 03/07/49)	23	24,124
3.10%, 04/15/30 (Call 01/15/30)	151	163,148
3.75%, 04/15/50 (Call 10/15/49)(a)	98	118,834
3.90%, 06/09/42 (Call 12/09/41)	166	200,692
5.38%, 10/16/29	10	12,548
7.13%, 03/03/31	20	28,222
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	15	15,948
3.15%, 11/15/25 (Call 08/15/25)	30	31,870
5.38%, 10/15/35	25	31,586
5.38%, 03/01/41 (Call 12/01/40)	90	117,158
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	200	196,142
3.50%, 10/01/30 (Call 07/01/30)	40	41,497
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	10	10,125
John Deere Capital Corp.
0.63%, 09/10/24	35	34,623
1.30%, 10/13/26	30	29,689
1.75%, 03/09/27	129	129,378
2.05%, 01/09/25	17	17,505
2.25%, 09/14/26	57	58,969
2.45%, 01/09/30	10	10,324
2.60%, 03/07/24	66	68,476
2.65%, 06/24/24	65	67,726
2.65%, 06/10/26	60	63,005
2.80%, 09/08/27	55	58,409
2.80%, 07/18/29	85	90,058
3.05%, 01/06/28	30	32,410
3.35%, 06/12/24(a)	89	94,468
3.45%, 01/10/24(a)	119	125,550
3.45%, 03/13/25	51	54,675
3.45%, 03/07/29	70	77,650
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	75	83,765
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	545	569,639
4.60%, 05/15/28 (Call 02/15/28)(a)	95	108,466
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	54	58,290
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)(a)	10	10,477
3.50%, 03/01/29 (Call 12/01/28)	95	105,535
4.20%, 03/01/49 (Call 09/01/48)	181	230,131
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	192	204,382
4.95%, 09/15/28 (Call 06/15/28)	138	157,354
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,524	1,521,851
2.25%, 01/30/31 (Call 10/30/30)	465	466,911
3.25%, 11/01/26 (Call 08/01/26)	1,110	1,188,166
4.38%, 11/01/46 (Call 05/01/46)	150	182,998
		11,665,001
Manufacturing — 3.1%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	1,057	1,071,217
2.00%, 02/14/25 (Call 01/14/25)	1,427	1,462,732
2.25%, 03/15/23 (Call 02/15/23)	462	470,676
2.25%, 09/19/26 (Call 06/19/26)	761	787,886
2.38%, 08/26/29 (Call 05/26/29)	731	750,613
2.65%, 04/15/25 (Call 03/15/25)	45	47,057

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.88%, 10/15/27 (Call 07/15/27)(a)	$935	$995,747
3.00%, 08/07/25	1,271	1,353,793
3.05%, 04/15/30 (Call 01/15/30)(a)	585	630,168
3.13%, 09/19/46 (Call 03/19/46)	101	108,091
3.25%, 02/14/24 (Call 01/14/24)	562	589,358
3.25%, 08/26/49 (Call 02/26/49)(a)	236	259,895
3.38%, 03/01/29 (Call 12/01/28)	490	535,800
3.63%, 09/14/28 (Call 06/14/28)(a)	565	630,382
3.63%, 10/15/47 (Call 04/15/47)	446	519,367
3.70%, 04/15/50 (Call 10/15/49)(a)	252	299,598
4.00%, 09/14/48 (Call 03/14/48)	180	221,150
5.70%, 03/15/37(a)	78	109,297
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	60	57,995
2.75%, 03/01/30 (Call 12/01/29)	143	146,785
3.50%, 12/01/24 (Call 10/01/24)	119	125,745
3.75%, 12/01/27 (Call 09/01/27)	56	60,710
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	21	22,359
3.92%, 09/15/47 (Call 03/15/47)(a)	60	70,754
4.00%, 11/02/32	60	69,320
4.15%, 11/02/42	150	178,303
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,135	1,372,408
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	363	481,490
4.50%, 03/11/44	78	99,584
5.88%, 01/14/38	348	487,579
6.15%, 08/07/37	64	91,536
6.75%, 03/15/32	258	358,375
6.88%, 01/10/39	192	298,804
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	114	119,724
3.50%, 03/01/24 (Call 12/01/23)	131	137,798
3.90%, 09/01/42 (Call 03/01/42)(a)	214	253,034
4.88%, 09/15/41 (Call 03/15/41)	65	85,495
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	162	173,829
3.25%, 06/14/29 (Call 03/14/29)	91	96,869
4.00%, 06/14/49 (Call 12/14/48)	115	136,537
4.10%, 03/01/47 (Call 09/01/46)	88	103,412
4.20%, 11/21/34 (Call 05/21/34)	131	151,266
4.45%, 11/21/44 (Call 05/21/44)	29	35,378
6.25%, 05/15/38	60	84,434
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	75	85,357
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)(a)	139	145,060
3.38%, 03/01/28 (Call 12/01/27)	10	10,728
3.65%, 03/15/27 (Call 12/15/26)	142	153,351
3.88%, 03/01/25 (Call 12/01/24)	58	62,062
3.90%, 09/17/29 (Call 06/17/29)	19	20,993
4.00%, 03/15/26 (Call 12/15/25)	88	95,813
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	598	657,471
4.25%, 06/15/23	6,590	6,910,406
4.30%, 02/21/48 (Call 08/21/47)	201	248,412
5.75%, 06/15/43(a)	131	189,392
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	270	289,345
3.55%, 11/01/24 (Call 08/01/24)	1,269	1,349,823
Security	Par (000)	Value

Manufacturing (continued)
3.80%, 03/21/29 (Call 12/21/28)	$514	$562,866
4.50%, 03/21/49 (Call 09/21/48)	155	195,421
4.65%, 11/01/44 (Call 05/01/44)	163	205,783
		27,324,633
Media - 2.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	50	48,609
2.80%, 04/01/31 (Call 01/01/31)	71	70,306
3.50%, 03/01/42 (Call 09/01/41)	50	48,389
3.70%, 04/01/51 (Call 10/01/50)	275	267,930
3.75%, 02/15/28 (Call 11/15/27)	15	16,154
3.85%, 04/01/61 (Call 10/01/60)	313	299,322
3.90%, 06/01/52 (Call 12/01/51)	57	57,427
3.95%, 06/30/62 (Call 12/30/61)	300	292,566
4.20%, 03/15/28 (Call 12/15/27)	25	27,387
4.40%, 12/01/61 (Call 06/01/61)	180	187,994
4.80%, 03/01/50 (Call 09/01/49)	259	291,872
5.05%, 03/30/29 (Call 12/30/28)	25	28,850
5.13%, 07/01/49 (Call 01/01/49)	89	104,560
5.38%, 04/01/38 (Call 10/01/37)	150	180,136
5.38%, 05/01/47 (Call 11/01/46)	744	895,560
5.75%, 04/01/48 (Call 10/01/47)	221	279,645
6.38%, 10/23/35 (Call 04/23/35)	665	862,093
6.48%, 10/23/45 (Call 04/23/45)	485	660,914
6.83%, 10/23/55 (Call 04/23/55)	46	67,859
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	80	73,133
2.65%, 02/01/30 (Call 11/01/29)	44	45,399
2.65%, 08/15/62 (Call 02/15/62)	72	65,025
2.80%, 01/15/51 (Call 07/15/50)	155	149,838
2.89%, 11/01/51 (Call 05/01/51)(c)	1,766	1,737,073
2.94%, 11/01/56 (Call 05/01/56)(c)	957	929,362
2.99%, 11/01/63 (Call 05/01/63)(c)	408	394,703
3.20%, 07/15/36 (Call 01/15/36)	224	238,905
3.25%, 11/01/39 (Call 05/01/39)	101	106,771
3.40%, 04/01/30 (Call 01/01/30)	52	56,641
3.40%, 07/15/46 (Call 01/15/46)	181	193,648
3.45%, 02/01/50 (Call 08/01/49)	196	211,690
3.55%, 05/01/28 (Call 02/01/28)	40	43,848
3.75%, 04/01/40 (Call 10/01/39)	71	79,662
3.90%, 03/01/38 (Call 09/01/37)	88	100,186
3.97%, 11/01/47 (Call 05/01/47)	105	121,485
4.00%, 08/15/47 (Call 02/15/47)	176	204,647
4.00%, 03/01/48 (Call 09/01/47)	34	39,524
4.00%, 11/01/49 (Call 05/01/49)	97	113,190
4.05%, 11/01/52 (Call 05/01/52)	140	166,922
4.15%, 10/15/28 (Call 07/15/28)	15	16,997
4.20%, 08/15/34 (Call 02/15/34)	70	82,190
4.25%, 10/15/30 (Call 07/15/30)	57	65,701
4.25%, 01/15/33	92	107,592
4.40%, 08/15/35 (Call 02/15/35)	58	68,925
4.60%, 10/15/38 (Call 04/15/38)	110	133,961
4.60%, 08/15/45 (Call 02/15/45)	96	120,827
4.65%, 07/15/42	102	127,285
4.70%, 10/15/48 (Call 04/15/48)	531	691,957
4.75%, 03/01/44	120	152,371
4.95%, 10/15/58 (Call 04/15/58)	153	215,360
5.65%, 06/15/35	12	15,918
6.50%, 11/15/35	20	28,786

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.95%, 08/15/37	$10	$15,204
7.05%, 03/15/33	15	21,714
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	37	39,097
3.95%, 06/15/25 (Call 03/15/25)	249	267,468
3.95%, 03/20/28 (Call 12/20/27)	78	85,068
4.00%, 09/15/55 (Call 03/15/55)	528	564,179
4.13%, 05/15/29 (Call 02/15/29)(a)	109	120,369
4.65%, 05/15/50 (Call 11/15/49)(a)	57	67,344
4.88%, 04/01/43	47	56,509
4.90%, 03/11/26 (Call 12/11/25)	35	39,169
5.00%, 09/20/37 (Call 03/20/37)	114	137,097
5.20%, 09/20/47 (Call 03/20/47)	261	329,129
5.30%, 05/15/49 (Call 11/15/48)	214	272,356
6.35%, 06/01/40	35	48,583
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	32	34,576
4.71%, 01/25/29 (Call 10/25/28)	67	76,726
5.48%, 01/25/39 (Call 07/25/38)	173	223,051
5.58%, 01/25/49 (Call 07/25/48)(a)	169	231,582
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	10	12,024
6.63%, 01/15/40	71	97,728
NBCUniversal Media LLC
4.45%, 01/15/43	192	233,631
5.95%, 04/01/41	160	230,754
TCI Communications Inc., 7.13%, 02/15/28	35	45,567
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	142	198,067
5.85%, 04/15/40	136	191,417
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	106	116,566
5.50%, 09/01/41 (Call 03/01/41)	111	136,087
5.88%, 11/15/40 (Call 05/15/40)	105	132,543
6.55%, 05/01/37	296	396,516
6.75%, 06/15/39	256	351,516
7.30%, 07/01/38	83	119,214
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	96	141,162
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	46	46,466
2.95%, 06/15/27	46	49,238
3.00%, 02/13/26	32	33,871
3.00%, 07/30/46	7	7,278
3.15%, 09/17/25	118	125,249
3.70%, 12/01/42	170	192,464
4.13%, 06/01/44	136	162,657
4.38%, 08/16/41	103	124,369
Series B, 7.00%, 03/01/32	33	46,857
Series E, 4.13%, 12/01/41	188	224,337
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	26	27,222
3.38%, 02/15/28 (Call 11/15/27)(a)	60	64,296
3.70%, 06/01/28 (Call 03/01/28)	157	171,384
4.20%, 06/01/29 (Call 03/01/29)	90	100,267
4.38%, 03/15/43	314	355,746
4.60%, 01/15/45 (Call 07/15/44)	58	70,261
4.85%, 07/01/42 (Call 01/01/42)(a)	93	111,791
4.90%, 08/15/44 (Call 02/15/44)	124	150,726
4.95%, 01/15/31 (Call 10/15/30)	74	87,796
4.95%, 05/19/50 (Call 11/19/49)(a)	120	151,624
Security	Par (000)	Value

Media (continued)
5.25%, 04/01/44 (Call 10/01/43)	$117	$147,838
5.50%, 05/15/33	73	91,906
5.85%, 09/01/43 (Call 03/01/43)	206	280,407
5.90%, 10/15/40 (Call 04/15/40)(a)	62	83,095
6.88%, 04/30/36	163	234,681
7.88%, 07/30/30	34	47,368
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	253	253,099
2.75%, 09/01/49 (Call 03/01/49)	490	480,479
3.35%, 03/24/25	140	148,813
3.38%, 11/15/26 (Call 08/15/26)	52	56,038
3.60%, 01/13/51 (Call 07/13/50)	390	447,373
3.70%, 10/15/25 (Call 07/15/25)	35	37,724
3.70%, 03/23/27	152	166,852
3.80%, 03/22/30	69	77,492
3.80%, 05/13/60 (Call 11/13/59)(a)	187	221,488
4.63%, 03/23/40 (Call 09/23/39)	157	196,446
4.70%, 03/23/50 (Call 09/23/49)	280	375,234
4.75%, 09/15/44 (Call 03/15/44)	265	341,020
4.75%, 11/15/46 (Call 05/15/46)	53	69,833
4.95%, 10/15/45 (Call 04/15/45)	122	161,377
5.40%, 10/01/43	104	142,680
6.15%, 03/01/37	15	21,226
6.20%, 12/15/34	160	224,893
6.40%, 12/15/35	100	144,263
6.55%, 03/15/33	43	59,707
6.65%, 11/15/37	128	191,306
		23,625,645
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45 (Call 12/15/44)	37	46,351
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	5	5,595
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	80	99,815
5.25%, 10/01/54 (Call 04/01/54)	23	29,811
		181,572
Mining — 0.3%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	28	31,365
5.95%, 03/15/24 (Call 12/15/23)	243	265,230
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	52	50,796
2.80%, 10/01/29 (Call 07/01/29)	36	36,993
3.70%, 03/15/23 (Call 12/15/22)	49	50,384
4.88%, 03/15/42 (Call 09/15/41)	184	231,165
5.45%, 06/09/44 (Call 12/09/43)	78	106,007
5.88%, 04/01/35	107	140,334
6.25%, 10/01/39	181	255,000
Rio Tinto Alcan Inc.
5.75%, 06/01/35	81	110,554
6.13%, 12/15/33	245	339,624
7.25%, 03/15/31(a)	82	115,115
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	376	504,442
7.13%, 07/15/28	110	144,970
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	215	259,036
4.75%, 03/22/42 (Call 09/22/41)	57	73,732
		2,714,747

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	$355	$403,081

Oil & Gas — 3.0%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	241	226,757
2.94%, 06/04/51 (Call 12/04/50)	153	148,382
3.00%, 02/24/50 (Call 08/24/49)	327	321,467
3.00%, 03/17/52 (Call 09/17/51)	10	9,801
3.02%, 01/16/27 (Call 10/16/26)	85	89,349
3.12%, 05/04/26 (Call 02/04/26)	158	167,156
3.19%, 04/06/25 (Call 03/06/25)	162	170,703
3.38%, 02/08/61 (Call 08/08/60)	159	164,336
3.41%, 02/11/26 (Call 12/11/25)	100	106,876
3.54%, 04/06/27 (Call 02/06/27)	128	138,108
3.59%, 04/14/27 (Call 01/14/27)	80	86,354
3.63%, 04/06/30 (Call 01/06/30)	148	162,414
3.80%, 09/21/25 (Call 07/21/25)	173	187,293
3.94%, 09/21/28 (Call 06/21/28)	91	101,247
4.23%, 11/06/28 (Call 08/06/28)	110	124,527
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	39	41,683
3.51%, 03/17/25	37	39,396
3.54%, 11/04/24	101	107,428
3.72%, 11/28/28 (Call 08/28/28)	127	139,795
Burlington Resources LLC
5.95%, 10/15/36	167	228,075
7.20%, 08/15/31	165	233,287
7.40%, 12/01/31	339	488,597
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	69	73,214
3.08%, 05/11/50 (Call 11/11/49)	416	443,073
3.33%, 11/17/25 (Call 08/17/25)	136	145,687
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	137	127,306
5.25%, 11/15/43 (Call 05/15/43)	10	13,948
Conoco Funding Co., 7.25%, 10/15/31	189	268,240
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(c)	53	69,974
4.88%, 10/01/47 (Call 04/01/47)(c)	58	76,961
5.90%, 10/15/32(a)	126	166,208
5.90%, 05/15/38	342	469,887
6.50%, 02/01/39	372	544,150
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	83	87,945
4.30%, 11/15/44 (Call 05/15/44)	162	194,615
4.95%, 03/15/26 (Call 12/15/25)	260	293,667
5.95%, 03/15/46 (Call 09/15/45)	173	260,296
6.95%, 04/15/29	418	549,599
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(c)	83	92,364
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	45	51,504
5.00%, 06/15/45 (Call 12/15/44)(a)	40	48,438
5.60%, 07/15/41 (Call 01/15/41)	277	348,217
7.88%, 09/30/31(a)	10	14,248
7.95%, 04/15/32	17	24,126
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	193	202,623
3.50%, 12/01/29 (Call 09/01/29)	154	161,752
4.40%, 03/24/51 (Call 09/24/50)	20	22,678
Eni USA Inc., 7.30%, 11/15/27	85	108,461
Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	$147	$165,950
4.38%, 04/15/30 (Call 01/15/30)(a)	137	157,647
4.95%, 04/15/50 (Call 10/15/49)	218	293,936
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	159	164,532
2.44%, 08/16/29 (Call 05/16/29)	143	146,667
2.61%, 10/15/30 (Call 07/15/30)(a)	181	187,320
3.00%, 08/16/39 (Call 02/16/39)	169	173,619
3.10%, 08/16/49 (Call 02/16/49)(a)	141	145,604
3.29%, 03/19/27 (Call 01/19/27)	80	86,334
3.45%, 04/15/51 (Call 10/15/50)	186	203,958
3.48%, 03/19/30 (Call 12/19/29)	148	162,193
3.57%, 03/06/45 (Call 09/06/44)	188	208,516
4.11%, 03/01/46 (Call 09/01/45)	341	404,583
4.23%, 03/19/40 (Call 09/19/39)	160	190,349
4.33%, 03/19/50 (Call 09/19/49)	353	440,332
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	328	343,367
4.30%, 04/01/27 (Call 01/01/27)	433	470,693
5.60%, 02/15/41	212	261,307
5.80%, 04/01/47 (Call 10/01/46)	304	394,711
6.00%, 01/15/40	320	406,586
7.13%, 03/15/33	185	247,665
7.30%, 08/15/31	262	350,252
7.88%, 10/01/29	193	261,874
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)	80	85,979
5.88%, 04/01/26 (Call 01/01/26)	137	154,244
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	69	75,348
5.20%, 06/01/45 (Call 12/01/44)	128	152,700
6.60%, 10/01/37	249	329,908
6.80%, 03/15/32	281	361,343
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	162	170,688
3.80%, 04/01/28 (Call 01/01/28)	75	80,637
4.50%, 04/01/48 (Call 10/01/47)	97	111,099
4.70%, 05/01/25 (Call 04/01/25)	205	224,040
4.75%, 09/15/44 (Call 03/15/44)	148	172,882
5.00%, 09/15/54 (Call 03/15/54)	200	244,938
5.13%, 12/15/26 (Call 09/15/26)	176	200,130
6.50%, 03/01/41 (Call 09/01/40)	211	291,456
Ovintiv Inc., 6.50%, 08/15/34	800	1,020,784
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)(a)	347	371,293
3.90%, 03/15/28 (Call 12/15/27)	309	337,477
4.65%, 11/15/34 (Call 05/15/34)	186	217,017
4.88%, 11/15/44 (Call 05/15/44)	418	520,247
5.88%, 05/01/42	237	321,351
Tosco Corp., 8.13%, 02/15/30	10	14,203
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	760	783,712
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	236	244,055
2.70%, 01/25/23	693	709,182
2.83%, 01/10/30 (Call 10/10/29)(a)	392	413,074
2.99%, 06/29/41 (Call 12/29/40)	127	129,761
3.13%, 05/29/50 (Call 11/29/49)	498	515,460
3.39%, 06/29/60 (Call 12/29/59)	116	125,036
3.46%, 02/19/29 (Call 11/19/28)	152	165,833

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.46%, 07/12/49 (Call 01/12/49)	$246	$268,753
3.70%, 01/15/24	524	553,412
3.75%, 04/10/24	509	540,823
TotalEnergies Capital SA, 3.88%, 10/11/28	208	232,559
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)	100	98,395
2.85%, 04/15/25 (Call 03/15/25)	265	275,815
3.40%, 09/15/26 (Call 06/15/26)	117	124,064
3.65%, 03/15/25	107	114,529
3.65%, 12/01/51 (Call 06/01/51)	100	98,286
4.00%, 04/01/29 (Call 01/01/29)(a)	164	177,789
4.35%, 06/01/28 (Call 03/01/28)	153	169,373
4.90%, 03/15/45	178	209,848
6.63%, 06/15/37	291	397,326
7.50%, 04/15/32	280	387,019
		26,402,075
Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	390	412,706
3.34%, 12/15/27 (Call 09/15/27)	545	582,044
4.08%, 12/15/47 (Call 06/15/47)	789	886,102
Baker Hughes Holdings LLC, 5.13%, 09/15/40	341	427,351
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	204	208,788
3.80%, 11/15/25 (Call 08/15/25)	69	74,656
4.50%, 11/15/41 (Call 05/15/41)	22	24,567
4.75%, 08/01/43 (Call 02/01/43)	183	213,382
4.85%, 11/15/35 (Call 05/15/35)	222	263,119
5.00%, 11/15/45 (Call 05/15/45)(a)	335	408,998
6.70%, 09/15/38	241	332,898
7.45%, 09/15/39(a)	189	278,820
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	307	315,519
3.95%, 12/01/42 (Call 06/01/42)(a)	362	356,932
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	382	389,480
3.65%, 12/01/23 (Call 09/01/23)	263	275,277
		5,450,639
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	345	371,016
4.50%, 05/15/28 (Call 02/15/28)(a)	56	64,094
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	139	141,545
2.69%, 05/25/31 (Call 02/25/31)	50	50,884
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	132	138,766
3.40%, 12/15/27 (Call 09/15/27)	111	120,385
4.05%, 12/15/49 (Call 06/15/49)	127	152,494
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	120	127,030
WestRock MWV LLC
7.95%, 02/15/31(a)	18	25,404
8.20%, 01/15/30	71	98,743
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	42	44,741
3.90%, 06/01/28 (Call 03/01/28)(a)	70	77,010
4.00%, 03/15/28 (Call 12/15/27)(a)	76	84,219
4.20%, 06/01/32 (Call 03/01/32)	108	123,165
Security	Par (000)	Value

Packaging & Containers (continued)
4.90%, 03/15/29 (Call 12/15/28)	$62	$72,290
		1,691,786

Pharmaceuticals — 4.1%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	69	72,983
4.05%, 11/21/39 (Call 05/21/39)	400	458,040
4.25%, 11/14/28 (Call 08/14/28)	169	190,324
4.25%, 11/21/49 (Call 05/21/49)	727	876,311
4.30%, 05/14/36 (Call 11/14/35)	442	515,332
4.40%, 11/06/42	365	437,591
4.45%, 05/14/46 (Call 11/14/45)	487	591,432
4.50%, 05/14/35 (Call 11/14/34)	445	528,157
4.70%, 05/14/45 (Call 11/14/44)	451	562,230
4.85%, 06/15/44 (Call 12/15/43)	118	149,145
4.88%, 11/14/48 (Call 05/14/48)	338	439,775
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	50	52,731
3.45%, 12/15/27 (Call 09/15/27)	208	223,486
4.25%, 03/01/45 (Call 09/01/44)	142	165,399
4.30%, 12/15/47 (Call 06/15/47)	181	213,832
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	256	273,979
3.38%, 11/16/25	750	804,720
3.50%, 08/17/23 (Call 07/17/23)	565	590,222
4.00%, 01/17/29 (Call 10/17/28)	476	538,042
4.00%, 09/18/42	242	290,879
4.38%, 11/16/45	283	364,374
4.38%, 08/17/48 (Call 02/17/48)	246	320,120
6.45%, 09/15/37(a)	345	511,735
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	175	189,665
4.67%, 06/06/47 (Call 12/06/46)	358	454,377
4.69%, 12/15/44 (Call 06/15/44)	414	519,777
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	29	27,703
3.25%, 02/27/27	266	288,142
3.25%, 08/01/42(a)	108	118,328
4.25%, 10/26/49 (Call 04/26/49)	328	409,879
4.35%, 11/15/47 (Call 05/15/47)	251	315,007
4.50%, 03/01/44 (Call 09/01/43)	96	121,674
4.55%, 02/20/48 (Call 08/20/47)	309	399,213
4.63%, 05/15/44 (Call 11/15/43)	10	12,788
5.00%, 08/15/45 (Call 02/15/45)	97	130,835
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	92	95,681
3.41%, 06/15/27 (Call 03/15/27)(a)	426	457,145
3.75%, 09/15/25 (Call 06/15/25)	155	167,012
4.37%, 06/15/47 (Call 12/15/46)	170	193,615
4.50%, 11/15/44 (Call 05/15/44)	197	226,534
4.60%, 03/15/43	140	163,797
4.90%, 09/15/45 (Call 03/15/45)(a)	200	243,546
Series 2016-CD2, 3.50%, 11/15/24 (Call 08/15/24)	116	122,774
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	203	203,201
3.20%, 03/15/40 (Call 09/15/39)	70	72,001
3.40%, 03/15/50 (Call 09/15/49)	327	342,196
3.40%, 03/15/51 (Call 09/15/50)	120	127,111
3.88%, 10/15/47 (Call 04/15/47)	90	100,885
4.13%, 11/15/25 (Call 09/15/25)	600	654,972
4.38%, 10/15/28 (Call 07/15/28)	448	508,301

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.80%, 08/15/38 (Call 02/15/38)	$412	$505,590
4.80%, 07/15/46 (Call 01/16/46)	175	221,685
4.90%, 12/15/48 (Call 06/15/48)	539	698,280
6.13%, 11/15/41	94	135,811
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	103	107,939
3.00%, 08/15/26 (Call 06/15/26)	211	222,516
3.25%, 08/15/29 (Call 05/15/29)	249	265,003
3.63%, 04/01/27 (Call 02/01/27)	181	195,717
3.75%, 04/01/30 (Call 01/01/30)	74	81,298
3.88%, 07/20/25 (Call 04/20/25)	104	112,120
4.13%, 04/01/40 (Call 10/01/39)	263	301,637
4.25%, 04/01/50 (Call 10/01/49)(a)	199	242,153
4.30%, 03/25/28 (Call 12/25/27)	294	330,873
4.78%, 03/25/38 (Call 09/25/37)	436	532,713
4.88%, 07/20/35 (Call 01/20/35)	461	563,895
5.05%, 03/25/48 (Call 09/25/47)	978	1,293,591
5.13%, 07/20/45 (Call 01/20/45)	424	556,759
5.30%, 12/05/43 (Call 06/05/43)	198	263,017
6.13%, 09/15/39(a)	79	111,004
6.25%, 06/01/27	36	43,779
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	492	458,421
2.75%, 06/01/25 (Call 03/01/25)	229	240,496
3.10%, 05/15/27 (Call 02/15/27)	136	146,033
3.38%, 03/15/29 (Call 12/15/28)(a)	160	175,830
3.70%, 03/01/45 (Call 09/01/44)	11	12,904
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	220	237,215
3.88%, 05/15/28	231	259,448
4.20%, 03/18/43	109	133,867
5.38%, 04/15/34	54	71,845
6.38%, 05/15/38	407	604,757
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	621	649,467
3.38%, 06/01/29 (Call 03/01/29)	88	96,216
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	86	82,621
2.90%, 01/15/28 (Call 10/15/27)	292	312,022
2.95%, 03/03/27 (Call 12/03/26)	153	163,424
3.40%, 01/15/38 (Call 07/15/37)	201	226,931
3.50%, 01/15/48 (Call 07/15/47)	90	105,268
3.55%, 03/01/36 (Call 09/01/35)	112	128,010
3.63%, 03/03/37 (Call 09/03/36)	167	192,937
3.70%, 03/01/46 (Call 09/01/45)	333	397,842
3.75%, 03/03/47 (Call 09/03/46)	287	346,263
4.38%, 12/05/33 (Call 06/05/33)	171	210,026
4.50%, 09/01/40	96	122,313
4.50%, 12/05/43 (Call 06/05/43)	62	79,854
4.85%, 05/15/41	23	30,799
4.95%, 05/15/33	45	57,827
5.85%, 07/15/38	92	133,340
5.95%, 08/15/37	168	243,541
6.95%, 09/01/29	5	6,823
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	90	100,272
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	380	416,168
4.60%, 06/01/44 (Call 12/01/43)	100	131,017
5.90%, 11/01/39(a)	56	80,549
Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
3.40%, 03/07/29 (Call 12/07/28)	$279	$305,460
3.60%, 09/15/42 (Call 03/15/42)	158	178,551
3.70%, 02/10/45 (Call 08/10/44)	355	412,301
3.90%, 03/07/39 (Call 09/07/38)	32	37,445
4.00%, 03/07/49 (Call 09/07/48)	287	354,500
4.15%, 05/18/43	77	93,617
6.50%, 12/01/33(a)	122	178,438
6.55%, 09/15/37	38	56,959
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	55	74,714
5.95%, 12/01/28	28	35,411
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	44	54,470
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	60	61,534
4.00%, 11/20/45 (Call 05/20/45)(a)	103	126,468
4.40%, 05/06/44	176	226,385
Pfizer Inc.
4.00%, 03/15/49 (Call 09/15/48)	28	34,684
4.13%, 12/15/46	96	119,332
4.20%, 09/15/48 (Call 03/15/48)	86	108,952
7.20%, 03/15/39	62	99,940
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	159	179,784
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	364	375,521
3.20%, 09/23/26 (Call 06/23/26)	218	231,052
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	275	281,138
3.38%, 07/09/60 (Call 01/09/60)(a)	232	246,194
4.40%, 11/26/23 (Call 10/26/23)	47	50,017
5.00%, 11/26/28 (Call 08/26/28)	105	123,507
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	99	121,891
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	120	129,252
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	377	397,724
3.00%, 05/15/50 (Call 11/15/49)	30	31,908
3.25%, 02/01/23 (Call 11/01/22)	1,205	1,230,895
3.90%, 08/20/28 (Call 05/20/28)(a)	302	337,261
3.95%, 09/12/47 (Call 03/12/47)	148	177,223
4.45%, 08/20/48 (Call 02/20/48)	168	217,775
4.50%, 11/13/25 (Call 08/13/25)	283	313,352
4.70%, 02/01/43 (Call 08/01/42)	318	407,352
		36,687,731
Pipelines — 2.9%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	38	41,822
4.80%, 05/03/29 (Call 02/03/29)	109	123,219
4.95%, 12/15/24 (Call 09/15/24)	80	86,967
5.95%, 06/01/26 (Call 03/01/26)	102	117,686
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	35	37,442
5.13%, 06/30/27 (Call 01/01/27)	183	207,387
5.88%, 03/31/25 (Call 10/02/24)	70	77,948
7.00%, 06/30/24 (Call 01/01/24)	155	172,234
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	191	259,995
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	65	69,935
4.40%, 03/15/27 (Call 12/15/26)	74	80,018
4.95%, 05/15/28 (Call 02/15/28)	58	64,748

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 05/15/44 (Call 11/15/43)	$185	$199,641
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	54	85,445
Series B, 7.50%, 04/15/38	23	34,495
Enbridge Inc.
0.55%, 10/04/23	40	39,759
1.60%, 10/04/26 (Call 09/04/26)	95	93,719
2.50%, 01/15/25 (Call 12/15/24)	151	155,498
3.13%, 11/15/29 (Call 08/15/29)(a)	255	266,924
3.40%, 08/01/51 (Call 02/01/51)	35	35,871
3.50%, 06/10/24 (Call 03/10/24)	102	107,129
3.70%, 07/15/27 (Call 04/15/27)(a)	167	180,175
4.00%, 10/01/23 (Call 07/01/23)	140	146,628
4.00%, 11/15/49 (Call 05/15/49)	168	190,127
4.25%, 12/01/26 (Call 09/01/26)	166	182,718
4.50%, 06/10/44 (Call 12/10/43)	169	197,676
5.50%, 12/01/46 (Call 06/01/46)	212	288,975
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	38	39,271
3.13%, 07/31/29 (Call 04/30/29)	104	110,286
3.30%, 02/15/53 (Call 08/15/52)	40	40,001
3.70%, 01/31/51 (Call 07/31/50)	45	47,576
3.95%, 01/31/60 (Call 07/31/59)	154	166,198
4.15%, 10/16/28 (Call 07/16/28)	420	472,273
4.20%, 01/31/50 (Call 07/31/49)	119	134,695
4.25%, 02/15/48 (Call 08/15/47)	208	235,639
4.45%, 02/15/43 (Call 08/15/42)	75	86,376
4.80%, 02/01/49 (Call 08/01/48)	78	95,349
4.85%, 08/15/42 (Call 02/15/42)	56	67,969
4.85%, 03/15/44 (Call 09/15/43)	107	129,272
4.90%, 05/15/46 (Call 11/15/45)	157	191,190
4.95%, 10/15/54 (Call 04/15/54)	70	89,673
5.10%, 02/15/45 (Call 08/15/44)	322	401,656
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(b)	102	103,067
5.70%, 02/15/42	75	98,419
5.95%, 02/01/41	71	95,671
6.13%, 10/15/39	55	75,555
6.45%, 09/01/40	24	33,772
7.55%, 04/15/38(a)	55	82,847
Series D, 6.88%, 03/01/33	38	52,496
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(b)	105	107,914
Series H, 6.65%, 10/15/34	12	16,484
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	84	94,357
5.00%, 08/15/42 (Call 02/15/42)	155	180,987
5.00%, 03/01/43 (Call 09/01/42)	163	190,787
5.40%, 09/01/44 (Call 03/01/44)	116	142,649
5.50%, 03/01/44 (Call 09/01/43)	135	166,660
5.63%, 09/01/41	60	75,770
5.80%, 03/15/35	53	66,562
6.38%, 03/01/41	113	151,488
6.50%, 02/01/37	58	78,287
6.50%, 09/01/39	93	125,557
6.55%, 09/15/40	75	102,304
6.95%, 01/15/38	155	215,619
7.30%, 08/15/33	90	125,589
7.40%, 03/15/31	34	45,611
7.50%, 11/15/40	74	110,207
Security	Par (000)	Value

Pipelines (continued)
7.75%, 03/15/32	$146	$205,461
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	200	198,434
3.25%, 08/01/50 (Call 02/01/50)	135	127,615
3.60%, 02/15/51 (Call 08/15/50)	37	37,349
4.30%, 06/01/25 (Call 03/01/25)	182	197,375
4.30%, 03/01/28 (Call 12/01/27)	279	309,860
5.05%, 02/15/46 (Call 08/15/45)	200	240,176
5.20%, 03/01/48 (Call 09/01/47)	133	165,411
5.30%, 12/01/34 (Call 06/01/34)	201	242,119
5.55%, 06/01/45 (Call 12/01/44)	217	277,107
7.75%, 01/15/32	213	301,386
7.80%, 08/01/31	94	131,695
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	100	107,189
4.20%, 10/03/47 (Call 04/03/47)	235	259,823
4.25%, 09/15/46 (Call 03/15/46)	73	83,467
4.85%, 02/01/49 (Call 08/01/48)(a)	83	100,862
5.15%, 10/15/43 (Call 04/15/43)	96	117,373
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	110	119,643
4.13%, 03/01/27 (Call 12/01/26)	311	337,898
4.25%, 12/01/27 (Call 09/01/27)	113	124,384
4.50%, 04/15/38 (Call 10/15/37)	222	246,962
4.70%, 04/15/48 (Call 10/15/47)	253	291,701
4.80%, 02/15/29 (Call 11/15/28)	207	235,150
4.90%, 04/15/58 (Call 10/15/57)	72	84,061
5.20%, 03/01/47 (Call 09/01/46)(a)	202	245,921
5.50%, 02/15/49 (Call 08/15/48)	379	479,852
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	28	30,644
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	224	227,456
2.75%, 09/01/24 (Call 08/01/24)	252	260,550
3.10%, 03/15/30 (Call 12/15/29)	130	132,913
3.40%, 09/01/29 (Call 06/01/29)	241	251,067
4.00%, 07/13/27 (Call 04/13/27)	214	231,687
4.35%, 03/15/29 (Call 12/15/28)	177	194,454
4.45%, 09/01/49 (Call 03/01/49)	73	81,207
4.50%, 03/15/50 (Call 09/15/49)	92	103,205
4.55%, 07/15/28 (Call 04/15/28)	170	189,861
4.95%, 07/13/47 (Call 01/06/47)	213	249,681
5.20%, 07/15/48 (Call 01/15/48)	65	78,567
6.00%, 06/15/35	108	133,218
6.35%, 01/15/31 (Call 10/15/30)(a)	20	25,236
7.15%, 01/15/51 (Call 07/15/50)	54	80,252
7.50%, 09/01/23 (Call 06/01/23)	140	153,296
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	112	122,964
5.00%, 09/15/23 (Call 06/15/23)	100	105,899
6.13%, 02/01/41 (Call 08/01/40)	151	193,179
6.20%, 09/15/43 (Call 03/15/43)(a)	166	217,931
6.65%, 10/01/36	179	240,225
6.85%, 10/15/37	140	191,044
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	23	24,766
4.68%, 02/15/45 (Call 08/15/44)	33	39,064
4.90%, 10/01/46 (Call 04/01/46)	48	58,761
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	181	187,578
4.30%, 01/31/43 (Call 07/31/42)	73	74,574

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.50%, 12/15/26 (Call 09/15/26)	$194	$211,858
4.70%, 06/15/44 (Call 12/15/43)	124	133,240
4.90%, 02/15/45 (Call 08/15/44)	144	158,616
5.15%, 06/01/42 (Call 12/01/41)	94	104,412
6.65%, 01/15/37	193	251,296
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	251	276,356
4.50%, 05/15/30 (Call 11/15/29)	208	235,832
5.00%, 03/15/27 (Call 09/15/26)	292	328,739
5.63%, 03/01/25 (Call 12/01/24)	359	399,944
5.88%, 06/30/26 (Call 12/31/25)	272	313,145
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	283	301,302
3.50%, 03/15/25 (Call 12/15/24)	70	74,029
4.50%, 03/15/45 (Call 09/15/44)	201	234,875
4.75%, 03/15/24 (Call 12/15/23)	38	40,711
5.95%, 09/25/43 (Call 03/25/43)	156	215,987
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	229	251,522
4.38%, 03/13/25 (Call 12/13/24)	35	37,839
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	147	183,122
7.00%, 10/15/28	84	107,226
Texas Eastern Transmission LP, 7.00%, 07/15/32	113	156,181
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	100	98,536
4.10%, 04/15/30 (Call 01/15/30)	98	108,980
4.25%, 05/15/28 (Call 02/15/28)	92	102,744
4.63%, 03/01/34 (Call 12/01/33)	151	176,530
4.75%, 05/15/38 (Call 11/15/37)	56	66,954
4.88%, 05/15/48 (Call 11/15/47)	166	211,366
5.00%, 10/16/43 (Call 04/16/43)	180	222,129
5.10%, 03/15/49 (Call 09/15/48)(a)	63	83,741
5.60%, 03/31/34	125	157,061
5.85%, 03/15/36	111	143,850
6.10%, 06/01/40	111	152,817
6.20%, 10/15/37	118	160,810
7.25%, 08/15/38	203	305,641
7.63%, 01/15/39	106	164,726
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	60	67,658
4.00%, 03/15/28 (Call 12/15/27)	125	138,094
4.45%, 08/01/42 (Call 02/01/42)	65	76,143
4.60%, 03/15/48 (Call 09/15/47)	93	113,505
5.40%, 08/15/41 (Call 02/15/41)	73	94,258
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	114	126,172
4.50%, 03/15/28 (Call 12/15/27)	258	286,509
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	176	190,480
4.85%, 03/01/48 (Call 09/01/47)	168	204,797
4.90%, 01/15/45 (Call 07/15/44)	197	238,610
5.10%, 09/15/45 (Call 03/15/45)	130	160,641
5.40%, 03/04/44 (Call 09/04/43)	83	104,292
5.75%, 06/24/44 (Call 12/24/43)	80	104,502
5.80%, 11/15/43 (Call 05/15/43)	77	101,536
6.30%, 04/15/40	143	193,270
8.75%, 03/15/32	86	129,019
		26,039,420
	Par
Security	(000)	Value

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	$229	$246,473
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	495	495,886
4.88%, 03/01/26 (Call 12/01/25)	932	1,046,859
		1,789,218
Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	5	5,207
3.00%, 05/18/51 (Call 11/18/50)	25	25,309
3.38%, 08/15/31 (Call 05/15/31)	24	26,103
3.95%, 01/15/27 (Call 10/15/26)	61	67,071
3.95%, 01/15/28 (Call 10/15/27)	33	36,775
4.00%, 02/01/50 (Call 08/01/49)	62	73,453
4.30%, 01/15/26 (Call 10/15/25)	18	19,888
4.50%, 07/30/29 (Call 04/30/29)	42	48,697
4.70%, 07/01/30 (Call 04/01/30)	72	84,829
4.85%, 04/15/49 (Call 10/15/48)	74	97,686
4.90%, 12/15/30 (Call 09/15/30)	96	115,617
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	5	5,119
3.30%, 07/15/26 (Call 05/15/26)(a)	76	80,845
3.63%, 11/15/27 (Call 08/15/27)	28	30,170
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	40	44,546
4.90%, 02/15/29 (Call 11/15/28)	30	34,911
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	27	25,988
2.40%, 03/15/25 (Call 02/15/25)	161	165,049
2.70%, 04/15/31 (Call 01/15/31)(a)	10	10,028
2.75%, 01/15/27 (Call 11/15/26)(a)	362	373,859
2.90%, 01/15/30 (Call 10/15/29)	246	251,478
2.95%, 01/15/25 (Call 12/15/24)	128	133,193
2.95%, 01/15/51 (Call 07/15/50)	45	42,469
3.00%, 06/15/23	274	282,456
3.10%, 06/15/50 (Call 12/15/49)	253	245,711
3.13%, 01/15/27 (Call 10/15/26)	233	244,179
3.38%, 05/15/24 (Call 04/15/24)	320	335,174
3.38%, 10/15/26 (Call 07/15/26)	229	243,111
3.50%, 01/31/23	245	252,191
3.55%, 07/15/27 (Call 04/15/27)	215	230,276
3.60%, 01/15/28 (Call 10/15/27)	175	188,170
3.70%, 10/15/49 (Call 04/15/49)	232	248,576
3.80%, 08/15/29 (Call 05/15/29)	319	346,137
3.95%, 03/15/29 (Call 12/15/28)	146	159,772
4.00%, 06/01/25 (Call 03/01/25)	75	80,593
4.40%, 02/15/26 (Call 11/15/25)	209	229,114
5.00%, 02/15/24	108	116,703
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	62	62,935
3.20%, 01/15/28 (Call 10/15/27)	18	19,393
3.30%, 06/01/29 (Call 03/01/29)	16	17,341
3.90%, 10/15/46 (Call 04/15/46)	113	136,085
4.15%, 07/01/47 (Call 01/01/47)	15	18,737
4.35%, 04/15/48 (Call 10/18/47)	70	91,243
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	200	193,720
2.75%, 10/01/26 (Call 07/01/26)	70	72,906
2.90%, 03/15/30 (Call 12/15/29)	66	67,607
3.20%, 01/15/25 (Call 10/15/24)	217	227,794

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.25%, 01/30/31 (Call 10/30/30)	$82	$85,791
3.40%, 06/21/29 (Call 03/21/29)	149	158,535
3.65%, 02/01/26 (Call 11/03/25)(a)	377	404,830
3.80%, 02/01/24 (Call 11/01/23)	118	123,742
4.50%, 12/01/28 (Call 09/01/28)	203	230,470
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	39	42,086
4.10%, 10/01/24 (Call 07/01/24)	10	10,626
4.55%, 10/01/29 (Call 07/01/29)(a)	28	31,269
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	60	63,279
3.85%, 02/01/25 (Call 11/01/24)	73	77,740
3.90%, 03/15/27 (Call 12/15/26)	76	82,188
4.13%, 06/15/26 (Call 03/15/26)	59	64,399
4.13%, 05/15/29 (Call 02/15/29)	73	81,291
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	12	12,595
3.15%, 07/01/29 (Call 04/01/29)	62	66,413
3.35%, 11/01/49 (Call 05/01/49)	44	49,203
4.10%, 10/15/28 (Call 07/15/28)	48	54,439
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	75	79,193
4.15%, 04/01/25 (Call 01/01/25)	105	112,569
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	80	83,166
3.25%, 01/15/51 (Call 07/15/50)	212	211,595
3.30%, 07/01/30 (Call 04/01/30)	90	94,747
3.65%, 09/01/27 (Call 06/01/27)	132	142,073
3.70%, 06/15/26 (Call 03/15/26)	107	115,053
3.80%, 02/15/28 (Call 11/15/27)	222	241,847
4.00%, 03/01/27 (Call 12/01/26)	73	79,812
4.00%, 11/15/49 (Call 05/15/49)	90	100,687
4.15%, 07/01/50 (Call 01/01/50)	50	57,255
4.30%, 02/15/29 (Call 11/15/28)	109	121,401
4.45%, 02/15/26 (Call 11/15/25)	187	205,610
4.75%, 05/15/47 (Call 11/15/46)	168	209,120
5.20%, 02/15/49 (Call 08/15/48)	122	159,580
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	80	80,313
2.50%, 02/15/32 (Call 11/15/31)	90	89,463
3.00%, 02/15/30 (Call 11/15/29)	20	21,005
4.38%, 02/15/29 (Call 11/15/28)	5	5,698
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	52	53,912
3.45%, 11/15/29 (Call 08/15/29)	61	65,099
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	60	65,448
3.70%, 08/15/27 (Call 05/15/27)	20	21,834
4.45%, 07/15/28 (Call 04/15/28)	179	203,527
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	40	42,042
3.05%, 03/01/50 (Call 09/01/49)	52	52,632
3.25%, 06/30/26 (Call 03/30/26)(a)	68	72,711
3.38%, 12/15/27 (Call 09/15/27)	8	8,611
4.00%, 09/15/28 (Call 06/15/28)	45	50,592
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	72	70,698
2.15%, 07/15/30 (Call 04/15/30)	297	287,552
2.50%, 05/15/31 (Call 02/15/31)	60	59,424
2.63%, 11/18/24 (Call 10/18/24)	247	254,731
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.90%, 11/18/26 (Call 09/18/26)	$258	$267,871
2.95%, 09/15/51 (Call 03/15/51)	344	328,424
3.00%, 07/15/50 (Call 01/15/50)	259	247,990
3.20%, 11/18/29 (Call 08/18/29)	409	427,867
3.40%, 02/15/52 (Call 08/15/51)	35	36,000
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	59	60,509
2.85%, 11/01/26 (Call 08/01/26)	120	126,520
3.00%, 07/01/29 (Call 04/01/29)	4	4,255
3.25%, 08/01/27 (Call 05/01/27)	43	46,231
3.50%, 03/01/28 (Call 12/01/27)	37	40,454
4.00%, 08/01/47 (Call 02/01/47)(a)	27	32,873
4.15%, 12/01/28 (Call 09/01/28)	18	20,424
4.50%, 07/01/44 (Call 01/01/44)	134	169,405
4.50%, 06/01/45 (Call 12/01/44)	20	25,560
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	45	45,513
3.00%, 01/15/30 (Call 10/15/29)(a)	10	10,514
3.63%, 05/01/27 (Call 02/01/27)	15	16,307
4.00%, 03/01/29 (Call 12/01/28)	15	16,735
4.50%, 03/15/48 (Call 09/15/47)	68	84,584
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	50	52,442
3.25%, 07/15/27 (Call 04/15/27)	95	101,116
4.50%, 12/01/44 (Call 06/01/44)	51	61,356
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	120	126,665
4.00%, 01/15/31 (Call 10/15/30)	135	142,649
5.30%, 01/15/29 (Call 10/15/28)	169	192,756
5.75%, 06/01/28 (Call 03/03/28)	246	284,061
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 12/15/29)	16	16,023
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	20	20,759
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	173	182,108
3.25%, 07/15/26 (Call 05/15/26)	205	219,118
3.40%, 02/01/25 (Call 11/01/24)	9	9,527
3.50%, 07/15/29 (Call 04/15/29)(a)	43	46,821
4.00%, 06/01/25 (Call 03/01/25)	43	46,500
6.75%, 02/01/41 (Call 08/01/40)(a)	351	531,944
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	10	10,368
4.20%, 04/15/29 (Call 01/15/29)	20	22,240
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	71	74,548
Series D, 3.75%, 10/15/23 (Call 12/08/21)	87	91,287
Series E, 4.00%, 06/15/25 (Call 03/15/25)	106	112,500
Series F, 4.50%, 02/01/26 (Call 11/01/25)	31	33,549
Series H, 3.38%, 12/15/29 (Call 09/15/29)	81	83,045
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	37	38,630
3.95%, 11/01/27 (Call 08/01/27)	20	21,617
4.65%, 04/01/29 (Call 01/01/29)	15	17,090
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	20	19,648
3.05%, 02/15/30 (Call 11/15/29)	5	5,201
3.45%, 12/15/24 (Call 09/15/24)	41	43,146
4.25%, 08/15/29 (Call 05/15/29)	58	65,311
4.38%, 10/01/25 (Call 07/01/25)	10	10,941
4.75%, 12/15/28 (Call 09/15/28)	135	155,776

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	$66	$69,096
3.30%, 02/01/25 (Call 12/01/24)	44	46,497
3.70%, 10/01/49 (Call 04/01/49)	88	96,862
3.80%, 04/01/27 (Call 01/01/27)	5	5,451
4.13%, 12/01/46 (Call 06/01/46)	85	99,249
4.25%, 04/01/45 (Call 10/01/44)	120	141,686
4.45%, 09/01/47 (Call 03/01/47)	113	137,911
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	30	32,122
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	50	55,299
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	57	62,990
4.00%, 06/15/29 (Call 03/15/29)	27	29,841
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	55	56,800
3.95%, 03/15/29 (Call 12/15/28)	45	50,522
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	33	32,772
4.80%, 10/15/48 (Call 04/15/48)	6	7,719
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	50	50,565
3.63%, 10/01/29 (Call 07/01/29)	123	128,534
4.50%, 04/01/27 (Call 01/01/27)	16	17,613
4.75%, 01/15/28 (Call 10/15/27)	96	107,046
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	50	49,958
3.95%, 01/15/28 (Call 10/15/27)	5	5,496
4.30%, 03/15/27 (Call 12/15/26)(a)	112	125,022
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)(a)	30	30,876
4.45%, 03/15/24 (Call 12/15/23)	55	58,101
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	37	37,807
2.13%, 10/15/50 (Call 04/15/50)	25	21,979
2.25%, 04/15/30 (Call 01/15/30)	118	119,134
3.00%, 04/15/50 (Call 10/15/49)	253	263,391
3.25%, 10/01/26 (Call 07/01/26)	62	66,625
3.88%, 09/15/28 (Call 06/15/28)	95	107,533
4.38%, 02/01/29 (Call 11/01/28)	145	168,473
4.38%, 09/15/48 (Call 03/15/48)	30	38,866
Realty Income Corp.
3.65%, 01/15/28 (Call 10/15/27)	107	117,640
4.65%, 03/15/47 (Call 09/15/46)	43	56,403
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	74	77,226
3.60%, 02/01/27 (Call 11/01/26)	58	62,666
4.13%, 03/15/28 (Call 12/15/27)	35	39,263
4.40%, 02/01/47 (Call 08/01/46)	55	66,160
4.65%, 03/15/49 (Call 09/15/48)	126	160,140
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	5	5,271
5.13%, 08/15/26 (Call 05/15/26)	73	80,969
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)(a)	26	26,330
3.25%, 09/13/49 (Call 03/13/49)(a)	99	103,155
3.38%, 12/01/27 (Call 09/01/27)	38	40,799
3.80%, 07/15/50 (Call 01/15/50)(a)	91	102,539
4.25%, 10/01/44 (Call 04/01/44)(a)	70	82,580
4.25%, 11/30/46 (Call 05/30/46)	131	156,781
4.75%, 03/15/42 (Call 09/15/41)(a)	85	105,385
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
6.75%, 02/01/40 (Call 11/01/39)	$71	$105,537
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	30	32,110
4.70%, 06/01/27 (Call 03/01/27)	20	22,298
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	45	47,302
4.00%, 07/15/29 (Call 04/15/29)	20	22,053
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	100	98,550
4.50%, 03/15/28 (Call 12/15/27)	5	5,555
4.63%, 03/15/29 (Call 12/15/28)	120	135,643
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	85	88,108
3.88%, 07/15/27 (Call 04/15/27)(a)	40	42,922
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	17	17,690
3.20%, 01/15/30 (Call 10/15/29)	69	73,334
3.50%, 01/15/28 (Call 10/15/27)	48	51,914
4.40%, 01/26/29 (Call 10/26/28)	89	101,309
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	45	46,589
3.00%, 01/15/30 (Call 10/15/29)	126	130,544
3.25%, 10/15/26 (Call 07/15/26)(a)	64	68,288
3.50%, 04/15/24 (Call 03/15/24)	20	21,040
3.50%, 02/01/25 (Call 11/01/24)	134	141,846
3.75%, 05/01/24 (Call 02/01/24)	25	26,327
3.85%, 04/01/27 (Call 01/01/27)	93	101,634
4.00%, 03/01/28 (Call 12/01/27)	41	45,490
4.13%, 01/15/26 (Call 10/15/25)	75	81,814
4.38%, 02/01/45 (Call 08/01/44)	91	107,395
4.40%, 01/15/29 (Call 10/15/28)	43	48,728
4.75%, 11/15/30 (Call 08/15/30)	25	29,283
4.88%, 04/15/49 (Call 10/15/48)	101	129,256
5.70%, 09/30/43 (Call 03/30/43)	141	189,885
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	72	75,110
3.10%, 01/15/30 (Call 10/15/29)	110	115,456
3.63%, 03/15/24 (Call 02/15/24)	134	141,111
4.00%, 06/01/25 (Call 03/01/25)	298	321,119
4.13%, 03/15/29 (Call 12/15/28)	85	95,180
4.25%, 04/01/26 (Call 01/01/26)	144	158,633
4.25%, 04/15/28 (Call 01/15/28)	52	58,384
4.50%, 01/15/24 (Call 10/15/23)	17	18,067
4.95%, 09/01/48 (Call 03/01/48)	95	124,995
6.50%, 03/15/41 (Call 09/15/40)	164	240,803
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	239	267,706
4.00%, 04/15/30 (Call 01/15/30)	235	263,106
6.95%, 10/01/27	207	263,151
7.38%, 03/15/32	351	498,399
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	10	11,085
		24,182,780
Retail — 2.5%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	90	97,465
4.50%, 10/01/25 (Call 07/01/25)	12	13,106
4.75%, 06/01/30 (Call 03/01/30)	84	97,386
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	40	44,061

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	$1,692	$1,624,845
4.45%, 10/01/28 (Call 07/01/28)(a)	1,371	1,559,252
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	94	91,706
1.75%, 04/20/32 (Call 01/20/32)	121	117,971
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	131	141,823
4.55%, 02/15/48 (Call 08/15/47)	361	427,846
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	165	179,111
4.13%, 05/01/28 (Call 02/01/28)	62	69,681
4.13%, 04/03/50 (Call 10/03/49)	165	194,844
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	142	159,061
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	279	287,777
2.50%, 04/15/27 (Call 02/15/27)	418	437,316
2.70%, 04/01/23 (Call 01/01/23)	44	45,023
2.70%, 04/15/30 (Call 01/15/30)	272	285,257
2.75%, 09/15/51 (Call 03/15/51)	25	25,228
2.80%, 09/14/27 (Call 06/14/27)	415	439,676
2.95%, 06/15/29 (Call 03/15/29)	252	268,690
3.00%, 04/01/26 (Call 01/01/26)	160	170,285
3.13%, 12/15/49 (Call 06/15/49)	372	398,386
3.30%, 04/15/40 (Call 10/15/39)	196	212,848
3.35%, 09/15/25 (Call 06/15/25)	143	153,232
3.35%, 04/15/50 (Call 10/15/49)	232	258,274
3.50%, 09/15/56 (Call 03/15/56)	394	450,271
3.75%, 02/15/24 (Call 11/15/23)	84	88,717
3.90%, 12/06/28 (Call 09/06/28)	208	235,364
3.90%, 06/15/47 (Call 12/15/46)	166	199,237
4.20%, 04/01/43 (Call 10/01/42)	180	218,333
4.25%, 04/01/46 (Call 10/01/45)	338	421,767
4.40%, 03/15/45 (Call 09/15/44)	153	192,841
4.50%, 12/06/48 (Call 06/06/48)	246	321,950
4.88%, 02/15/44 (Call 08/15/43)	257	343,283
5.40%, 09/15/40 (Call 03/15/40)	282	387,220
5.88%, 12/16/36	396	562,249
5.95%, 04/01/41 (Call 10/01/40)	55	80,016
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	113	135,912
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	40	39,090
2.50%, 04/15/26 (Call 01/15/26)	48	49,938
2.63%, 04/01/31 (Call 01/01/31)	67	68,527
3.00%, 10/15/50 (Call 04/15/50)	100	100,777
3.10%, 05/03/27 (Call 02/03/27)	157	167,296
3.13%, 09/15/24 (Call 06/15/24)	101	106,343
3.38%, 09/15/25 (Call 06/15/25)	52	55,623
3.65%, 04/05/29 (Call 01/05/29)	305	336,119
3.70%, 04/15/46 (Call 10/15/45)	257	286,175
3.88%, 09/15/23 (Call 06/15/23)	55	57,589
4.00%, 04/15/25 (Call 03/15/25)	144	156,158
4.05%, 05/03/47 (Call 11/03/46)	197	230,697
4.38%, 09/15/45 (Call 03/15/45)	168	204,617
4.50%, 04/15/30 (Call 01/15/30)	171	198,642
4.55%, 04/05/49 (Call 10/05/48)	27	34,478
4.65%, 04/15/42 (Call 10/15/41)	256	317,056
5.00%, 04/15/40 (Call 10/15/39)	239	303,456
5.13%, 04/15/50 (Call 10/15/49)	125	172,715
5.50%, 10/15/35(a)	113	149,324
	Par
Security	(000)	Value

Retail (continued)
6.50%, 03/15/29	$32	$41,146
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	103	102,946
2.63%, 09/01/29 (Call 06/01/29)	68	70,134
3.50%, 03/01/27 (Call 12/01/26)	119	128,763
3.50%, 07/01/27 (Call 05/01/27)	73	78,898
3.60%, 07/01/30 (Call 04/01/30)	44	48,671
3.63%, 05/01/43(a)	72	79,300
3.63%, 09/01/49 (Call 03/01/49)	80	89,357
3.70%, 02/15/42	52	58,016
3.80%, 04/01/28 (Call 01/01/28)	147	162,170
4.20%, 04/01/50 (Call 10/01/49)	127	154,663
4.45%, 03/01/47 (Call 09/01/46)	88	109,048
4.45%, 09/01/48 (Call 03/01/48)	140	173,939
4.60%, 05/26/45 (Call 11/26/44)	124	154,921
4.70%, 12/09/35 (Call 06/09/35)	198	243,217
4.88%, 07/15/40	153	194,224
4.88%, 12/09/45 (Call 06/09/45)	179	232,172
5.70%, 02/01/39	112	153,201
6.30%, 10/15/37	177	252,574
6.30%, 03/01/38	137	196,751
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	30	33,275
4.20%, 04/01/30 (Call 01/01/30)	89	101,023
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	107	107,858
2.25%, 03/12/30 (Call 12/12/29)	156	156,086
3.35%, 03/12/50 (Call 09/12/49)	112	118,225
3.50%, 03/01/28 (Call 12/01/27)	134	145,606
3.50%, 11/15/50 (Call 05/15/50)	244	265,013
3.55%, 08/15/29 (Call 05/15/29)	122	133,828
3.75%, 12/01/47 (Call 06/01/47)	143	159,063
4.00%, 11/15/28 (Call 08/15/28)	70	78,771
4.30%, 06/15/45 (Call 12/15/44)	82	98,206
4.45%, 08/15/49 (Call 02/15/49)	158	196,306
4.50%, 11/15/48 (Call 05/15/48)	152	190,307
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	231	238,235
2.35%, 02/15/30 (Call 11/15/29)	174	178,905
2.50%, 04/15/26(a)	240	251,822
2.65%, 09/15/30 (Call 06/15/30)	400	422,100
3.38%, 04/15/29 (Call 01/15/29)	380	416,841
3.50%, 07/01/24	278	295,520
3.63%, 04/15/46	206	246,015
3.90%, 11/15/47 (Call 05/15/47)	201	252,249
4.00%, 07/01/42	75	92,834
6.35%, 11/01/32	70	97,244
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	181	187,002
3.88%, 04/15/30 (Call 01/15/30)	42	47,757
4.50%, 04/15/50 (Call 10/15/49)(a)	114	155,118
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	35	33,259
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)(a)	441	500,204
		22,394,713
Semiconductors — 2.5%
Altera Corp., 4.10%, 11/15/23(a)	108	114,647
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	25	25,458
5.30%, 12/15/45 (Call 06/15/45)	5	7,165

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	$185	$182,088
2.75%, 06/01/50 (Call 12/01/49)	30	30,724
3.30%, 04/01/27 (Call 01/01/27)	408	441,562
3.90%, 10/01/25 (Call 07/01/25)	391	427,128
4.35%, 04/01/47 (Call 10/01/46)	221	285,764
5.10%, 10/01/35 (Call 04/01/35)	143	187,114
5.85%, 06/15/41(a)	252	370,929
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(c)	260	255,848
3.19%, 11/15/36 (Call 08/15/36)(c)	55	54,250
3.42%, 04/15/33 (Call 01/15/33)(c)	237	244,525
3.47%, 04/15/34 (Call 01/15/34)(c)	27	27,833
3.50%, 02/15/41 (Call 08/15/40)(c)	288	287,721
3.75%, 02/15/51 (Call 08/15/50)(c)	170	175,705
4.15%, 11/15/30 (Call 08/15/30)	67	73,412
4.30%, 11/15/32 (Call 08/15/32)	335	372,704
5.00%, 04/15/30 (Call 01/15/30)	163	188,764
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	209	215,546
2.60%, 05/19/26 (Call 02/19/26)(a)	231	242,284
2.70%, 06/17/24 (Call 04/17/24)	10	10,430
2.88%, 05/11/24 (Call 03/11/24)	568	592,856
3.05%, 08/12/51 (Call 02/12/51)	40	41,451
3.10%, 02/15/60 (Call 08/15/59)	70	71,528
3.15%, 05/11/27 (Call 02/11/27)	173	185,818
3.20%, 08/12/61 (Call 02/12/61)	50	52,049
3.25%, 11/15/49 (Call 05/15/49)	363	386,065
3.40%, 03/25/25 (Call 02/25/25)	336	357,964
3.70%, 07/29/25 (Call 04/29/25)	431	465,807
3.73%, 12/08/47 (Call 06/08/47)	243	279,448
3.75%, 03/25/27 (Call 01/25/27)(a)	120	132,088
3.90%, 03/25/30 (Call 12/25/29)(a)	240	272,842
4.00%, 12/15/32	400	467,004
4.10%, 05/19/46 (Call 11/19/45)	140	168,500
4.10%, 05/11/47 (Call 11/11/46)	125	150,541
4.25%, 12/15/42	92	113,412
4.60%, 03/25/40 (Call 09/25/39)	101	126,010
4.75%, 03/25/50 (Call 09/25/49)	253	340,776
4.80%, 10/01/41	65	84,790
4.90%, 07/29/45 (Call 01/29/45)	385	515,958
4.95%, 03/25/60 (Call 09/25/59)	334	473,806
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	148	159,423
5.00%, 03/15/49 (Call 09/15/48)	68	93,218
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	184	188,092
3.13%, 06/15/60 (Call 12/15/59)	172	182,208
3.75%, 03/15/26 (Call 01/15/26)	949	1,037,703
3.80%, 03/15/25 (Call 12/15/24)	121	130,242
4.00%, 03/15/29 (Call 12/15/28)	308	346,583
4.88%, 03/15/49 (Call 09/15/48)	181	250,560
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	85	92,073
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	100	100,538
3.48%, 11/01/51 (Call 05/01/51)	30	30,382
4.66%, 02/15/30 (Call 11/15/29)	165	189,118
5.33%, 02/06/29 (Call 11/06/28)	168	197,770
	Par
Security	(000)	Value

Semiconductors (continued)
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)(a)	$655	$650,906
2.85%, 04/01/30 (Call 01/01/30)	1,501	1,591,075
3.20%, 09/16/26 (Call 06/16/26)	2,375	2,566,900
3.50%, 04/01/40 (Call 10/01/39)	337	380,133
3.50%, 04/01/50 (Call 10/01/49)	502	580,317
3.70%, 04/01/60 (Call 10/01/59)	255	305,681
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)(c)	35	35,039
2.65%, 02/15/32 (Call 11/15/31)(c)	75	75,385
4.30%, 06/18/29 (Call 03/18/29)(c)	126	141,672
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	160	203,821
4.80%, 05/20/45 (Call 11/20/44)	62	83,891
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	356	358,933
1.75%, 05/04/30 (Call 02/04/30)	340	334,557
1.90%, 09/15/31 (Call 06/15/31)	155	153,982
2.25%, 05/01/23 (Call 02/01/23)	25	25,479
2.25%, 09/04/29 (Call 06/04/29)	333	342,737
2.63%, 05/15/24 (Call 03/15/24)	166	172,416
2.70%, 09/15/51 (Call 03/15/51)	145	149,399
2.90%, 11/03/27 (Call 08/03/27)	363	389,869
3.88%, 03/15/39 (Call 09/15/38)	92	110,272
4.15%, 05/15/48 (Call 11/15/47)	371	474,201
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	1,000	1,022,070
		22,646,959
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	202	215,277
3.84%, 05/01/25 (Call 04/01/25)	307	326,676
4.20%, 05/01/30 (Call 02/01/30)	84	94,276
		636,229
Software — 3.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	102	88,816
3.40%, 09/15/26 (Call 06/15/26)	38	40,706
3.40%, 06/15/27 (Call 03/15/27)(a)	46	49,574
4.50%, 06/15/47 (Call 12/15/46)(a)	265	320,311
Adobe Inc.
1.70%, 02/01/23	497	503,635
1.90%, 02/01/25 (Call 01/01/25)	269	274,783
2.15%, 02/01/27 (Call 12/01/26)	278	286,279
2.30%, 02/01/30 (Call 11/01/29)	168	171,523
3.25%, 02/01/25 (Call 11/01/24)	202	213,890
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	80	79,178
2.85%, 01/15/30 (Call 10/15/29)	264	274,402
3.50%, 06/15/27 (Call 03/15/27)	463	499,304
4.38%, 06/15/25 (Call 03/15/25)	303	331,352
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	91	98,383
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	75	76,085
4.50%, 12/01/27 (Call 09/01/27)	183	199,170
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	40	38,688
4.80%, 03/01/26 (Call 12/01/25)	192	215,547

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	$42	$51,898
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	202	215,617
4.40%, 07/01/49 (Call 01/01/49)	120	143,729
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,419	1,449,139
2.38%, 05/01/23 (Call 02/01/23)	382	390,075
2.40%, 08/08/26 (Call 05/08/26)	938	978,897
2.53%, 06/01/50 (Call 12/01/49)	552	547,645
2.68%, 06/01/60 (Call 12/01/59)	407	409,422
2.70%, 02/12/25 (Call 11/12/24)	1,474	1,546,152
2.88%, 02/06/24 (Call 12/06/23)	1,145	1,191,830
2.92%, 03/17/52 (Call 09/17/51)	1,780	1,891,824
3.04%, 03/17/62 (Call 09/17/61)	40	43,638
3.13%, 11/03/25 (Call 08/03/25)	1,410	1,504,653
3.30%, 02/06/27 (Call 11/06/26)	1,309	1,419,741
3.45%, 08/08/36 (Call 02/08/36)(a)	208	239,242
3.50%, 02/12/35 (Call 08/12/34)	640	735,194
3.50%, 11/15/42	115	131,996
3.63%, 12/15/23 (Call 09/15/23)(a)	1,002	1,054,946
3.70%, 08/08/46 (Call 02/08/46)	385	466,959
3.75%, 02/12/45 (Call 08/12/44)	540	654,372
3.95%, 08/08/56 (Call 02/08/56)	250	318,095
4.20%, 11/03/35 (Call 05/03/35)	115	141,924
4.25%, 02/06/47 (Call 08/06/46)	45	58,844
4.45%, 11/03/45 (Call 05/03/45)(a)	275	370,989
4.50%, 10/01/40	110	143,447
5.30%, 02/08/41	25	35,501
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	200	206,396
3.25%, 05/15/30 (Call 02/15/30)	147	155,508
3.60%, 04/01/40 (Call 10/01/39)	186	193,044
3.60%, 04/01/50 (Call 10/01/49)	464	469,744
3.80%, 11/15/37 (Call 05/15/37)	180	191,857
3.85%, 07/15/36 (Call 01/15/36)(a)	256	276,920
3.85%, 04/01/60 (Call 10/01/59)	506	527,050
3.90%, 05/15/35 (Call 11/15/34)	219	238,614
3.95%, 03/25/51 (Call 09/25/50)	302	325,046
4.00%, 07/15/46 (Call 01/15/46)	394	425,477
4.00%, 11/15/47 (Call 05/15/47)	179	192,552
4.10%, 03/25/61 (Call 09/25/60)	357	390,244
4.13%, 05/15/45 (Call 11/15/44)	436	478,780
4.30%, 07/08/34 (Call 01/08/34)	297	335,937
4.38%, 05/15/55 (Call 11/15/54)	147	168,803
4.50%, 07/08/44 (Call 01/08/44)	122	140,734
5.38%, 07/15/40	501	630,263
6.13%, 07/08/39	77	105,006
6.50%, 04/15/38	45	63,161
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	129	132,813
2.95%, 09/15/29 (Call 06/15/29)	136	142,333
3.65%, 09/15/23 (Call 08/15/23)	355	371,220
3.80%, 12/15/26 (Call 09/15/26)	354	385,679
3.85%, 12/15/25 (Call 09/15/25)	77	83,451
4.20%, 09/15/28 (Call 06/15/28)	48	54,129
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	78	80,831
3.05%, 07/15/61 (Call 01/15/61)	273	287,332
3.25%, 04/11/23 (Call 03/11/23)	1,801	1,860,811
	Par
Security	(000)	Value

Software (continued)
3.70%, 04/11/28 (Call 01/11/28)	$1,348	$1,504,112
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)(a)	50	46,661
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	290	316,001
4.50%, 05/15/25 (Call 04/15/25)	293	320,000
4.65%, 05/15/27 (Call 03/15/27)(a)	667	753,296
4.70%, 05/15/30 (Call 02/15/30)	371	429,974
		32,181,174
Telecommunications — 5.0%
America Movil SAB de CV
4.38%, 07/16/42	10	12,055
4.38%, 04/22/49 (Call 10/22/48)	32	39,837
6.13%, 11/15/37	30	41,083
6.13%, 03/30/40	270	381,545
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	187	182,602
3.50%, 09/15/53 (Call 03/15/53)	790	797,924
3.50%, 02/01/61 (Call 08/01/60)	590	577,805
3.55%, 09/15/55 (Call 03/15/55)	840	847,946
3.65%, 06/01/51 (Call 12/01/50)	300	311,304
3.65%, 09/15/59 (Call 03/15/59)	860	872,117
3.80%, 02/15/27 (Call 11/15/26)	55	59,577
3.80%, 12/01/57 (Call 06/01/57)	813	849,447
3.85%, 06/01/60 (Call 12/01/59)	180	188,701
4.10%, 02/15/28 (Call 11/15/27)	75	83,663
4.30%, 02/15/30 (Call 11/15/29)	177	199,939
4.30%, 12/15/42 (Call 06/15/42)	515	580,487
4.35%, 03/01/29 (Call 12/01/28)	150	168,232
4.35%, 06/15/45 (Call 12/15/44)	68	77,327
4.50%, 05/15/35 (Call 11/15/34)	439	505,548
4.50%, 03/09/48 (Call 09/09/47)	286	338,887
4.55%, 03/09/49 (Call 09/09/48)	139	165,613
4.65%, 06/01/44 (Call 12/01/43)	15	17,680
4.75%, 05/15/46 (Call 11/15/45)	286	347,845
4.80%, 06/15/44 (Call 12/15/43)	20	24,091
4.85%, 03/01/39 (Call 09/01/38)	250	299,660
4.85%, 07/15/45 (Call 01/15/45)	85	103,187
4.90%, 08/15/37 (Call 02/14/37)	38	45,842
4.90%, 06/15/42	15	18,284
5.15%, 03/15/42	340	423,895
5.15%, 11/15/46 (Call 05/15/46)	10	12,787
5.15%, 02/15/50 (Call 08/14/49)	192	246,029
5.25%, 03/01/37 (Call 09/01/36)	341	422,305
5.35%, 09/01/40	535	675,416
5.45%, 03/01/47 (Call 09/01/46)	75	99,490
5.55%, 08/15/41	53	69,222
5.65%, 02/15/47 (Call 08/15/46)	135	180,616
5.70%, 03/01/57 (Call 09/01/56)	69	95,235
6.00%, 08/15/40 (Call 05/15/40)	30	40,999
6.15%, 09/15/34(a)	169	221,211
6.25%, 03/29/41(a)	10	13,927
6.30%, 01/15/38	44	59,932
6.38%, 03/01/41	65	92,758
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	68	83,930
4.46%, 04/01/48 (Call 10/01/47)(a)	161	202,581
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	317	337,218
5.13%, 12/04/28 (Call 09/04/28)(a)	457	518,512
9.63%, 12/15/30	833	1,239,046

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	$371	$380,575
2.50%, 09/20/26 (Call 06/20/26)	329	346,398
2.95%, 02/28/26	430	458,767
3.50%, 06/15/25	264	285,651
3.63%, 03/04/24	233	247,586
5.50%, 01/15/40	533	749,936
5.90%, 02/15/39	376	545,219
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	149	171,793
4.38%, 11/15/57 (Call 05/15/57)(a)	98	120,635
4.70%, 03/15/37	65	78,226
4.75%, 03/15/42	76	97,758
5.35%, 11/15/48 (Call 05/15/48)(a)	66	91,885
5.45%, 11/15/79 (Call 05/19/79)	190	257,893
5.75%, 08/15/40	65	88,763
5.85%, 11/15/68 (Call 05/15/68)	99	149,902
Deutsche Telekom International Finance BV
8.75%, 06/15/30	175	256,119
9.25%, 06/01/32	75	120,725
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	217	236,391
5.95%, 03/15/41	115	153,086
Koninklijke KPN NV, 8.38%, 10/01/30	844	1,203,611
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	15	14,655
4.00%, 09/01/24	412	439,542
4.60%, 02/23/28 (Call 11/23/27)	445	508,279
4.60%, 05/23/29 (Call 02/23/29)	236	270,657
5.50%, 09/01/44	307	401,329
Orange SA
5.38%, 01/13/42	360	478,865
5.50%, 02/06/44 (Call 08/06/43)	230	316,581
9.00%, 03/01/31	134	205,958
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	251	263,289
3.00%, 03/15/23 (Call 12/15/22)	168	171,533
3.63%, 12/15/25 (Call 09/15/25)	425	454,049
3.70%, 11/15/49 (Call 05/15/49)	375	395,021
4.10%, 10/01/23 (Call 07/01/23)	378	396,072
4.30%, 02/15/48 (Call 08/15/47)	48	54,874
4.35%, 05/01/49 (Call 11/01/48)	230	267,136
4.50%, 03/15/43 (Call 09/15/42)	65	75,059
5.00%, 03/15/44 (Call 09/15/43)(a)	302	372,342
5.45%, 10/01/43 (Call 04/01/43)	140	181,892
7.50%, 08/15/38	20	30,301
Telefonica Emisiones SA
4.10%, 03/08/27	227	250,392
4.67%, 03/06/38	50	57,936
4.90%, 03/06/48	48	58,111
5.21%, 03/08/47	318	398,285
5.52%, 03/01/49 (Call 09/01/48)	172	224,493
7.05%, 06/20/36	363	521,072
Telefonica Europe BV, 8.25%, 09/15/30(a)	74	105,432
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	547	570,685
3.70%, 09/15/27 (Call 06/15/27)	511	558,472
4.30%, 06/15/49 (Call 12/15/48)(a)	207	256,065
4.60%, 11/16/48 (Call 05/16/48)(a)	339	441,595
	Par
Security	(000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	$228	$217,539
3.30%, 02/15/51 (Call 08/15/50)	456	445,973
3.40%, 10/15/52 (Call 04/15/52)(c)	35	34,866
3.60%, 11/15/60 (Call 05/15/60)	134	133,358
3.60%, 11/15/60 (Call 05/15/60)(c)	70	69,655
3.75%, 04/15/27 (Call 02/15/27)	163	175,267
3.88%, 04/15/30 (Call 01/15/30)	334	362,971
4.38%, 04/15/40 (Call 10/15/39)	377	428,476
4.50%, 04/15/50 (Call 10/15/49)	467	549,183
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)(c)	86	85,044
2.63%, 08/15/26	81	84,374
2.85%, 09/03/41 (Call 03/03/41)	220	218,442
2.88%, 11/20/50 (Call 05/20/50)	321	311,630
2.99%, 10/30/56 (Call 04/30/56)	898	869,471
3.00%, 03/22/27 (Call 01/22/27)	60	63,348
3.00%, 11/20/60 (Call 05/20/60)	315	304,262
3.15%, 03/22/30 (Call 12/22/29)	106	112,379
3.38%, 02/15/25	164	174,176
3.55%, 03/22/51 (Call 09/22/50)(a)	660	723,551
3.70%, 03/22/61 (Call 09/22/60)	675	745,929
3.85%, 11/01/42 (Call 05/01/42)	248	278,105
3.88%, 02/08/29 (Call 11/08/28)	197	218,558
4.00%, 03/22/50 (Call 09/22/49)	96	111,886
4.02%, 12/03/29 (Call 09/03/29)	129	144,495
4.13%, 03/16/27	99	110,121
4.13%, 08/15/46	175	206,003
4.27%, 01/15/36	448	528,308
4.33%, 09/21/28	131	149,306
4.40%, 11/01/34 (Call 05/01/34)	498	583,681
4.50%, 08/10/33	1,173	1,383,976
4.75%, 11/01/41	256	321,452
4.81%, 03/15/39	358	449,415
4.86%, 08/21/46	577	759,713
5.25%, 03/16/37	572	752,129
5.50%, 03/16/47	37	52,658
5.85%, 09/15/35	40	53,702
6.55%, 09/15/43	10	15,736
7.75%, 12/01/30	40	57,189
Vodafone Group PLC
2.95%, 02/19/23	2	2,050
3.75%, 01/16/24	10	10,589
4.13%, 05/30/25	250	272,122
4.25%, 09/17/50	404	467,274
4.38%, 05/30/28	352	397,616
4.38%, 02/19/43	247	289,395
4.88%, 06/19/49	51	64,041
5.00%, 05/30/38	385	480,703
5.13%, 06/19/59	115	150,740
5.25%, 05/30/48	611	794,697
6.15%, 02/27/37	305	414,303
6.25%, 11/30/32	193	255,451
7.88%, 02/15/30	222	311,342
		44,150,878
Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	5	5,391

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	$101	$105,542
3.50%, 09/15/27 (Call 06/15/27)	242	261,515
3.55%, 11/19/26 (Call 09/19/26)	342	367,496
3.90%, 11/19/29 (Call 08/19/29)	344	378,593
5.10%, 05/15/44 (Call 11/15/43)	372	455,852
6.35%, 03/15/40(a)	188	262,796
		1,831,794
Transportation — 2.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	85	86,381
3.05%, 02/15/51 (Call 08/15/50)	24	25,158
3.55%, 02/15/50 (Call 08/15/49)	133	151,430
3.90%, 08/01/46 (Call 02/01/46)	150	177,645
4.05%, 06/15/48 (Call 12/15/47)	190	231,657
4.13%, 06/15/47 (Call 12/15/46)	40	48,884
4.15%, 04/01/45 (Call 10/01/44)	138	168,428
4.15%, 12/15/48 (Call 06/15/48)	139	171,855
4.38%, 09/01/42 (Call 03/01/42)	105	129,175
4.40%, 03/15/42 (Call 09/15/41)	59	73,063
4.45%, 03/15/43 (Call 09/15/42)	101	124,645
4.55%, 09/01/44 (Call 03/01/44)	82	103,747
4.70%, 09/01/45 (Call 03/01/45)	20	26,281
4.90%, 04/01/44 (Call 10/01/43)	147	194,197
4.95%, 09/15/41 (Call 03/15/41)	6	7,872
5.05%, 03/01/41 (Call 09/01/40)	10	13,132
5.15%, 09/01/43 (Call 03/01/43)(a)	59	79,780
5.40%, 06/01/41 (Call 12/01/40)	25	33,998
5.75%, 05/01/40 (Call 11/01/39)	51	70,959
6.15%, 05/01/37	30	43,365
6.20%, 08/15/36	10	14,332
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	250	268,392
3.65%, 02/03/48 (Call 08/03/47)	361	414,962
4.45%, 01/20/49 (Call 07/20/48)	43	55,762
6.20%, 06/01/36	93	130,618
6.25%, 08/01/34	47	65,474
6.38%, 11/15/37	127	184,004
6.90%, 07/15/28	51	66,792
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	30	30,038
2.05%, 03/05/30 (Call 12/05/29)	162	160,401
2.45%, 12/02/31 (Call 09/02/31)	70	70,864
2.90%, 02/01/25 (Call 11/01/24)	50	52,388
3.00%, 12/02/41 (Call 06/02/41)	45	45,842
3.10%, 12/02/51 (Call 06/02/51)	60	61,774
4.00%, 06/01/28 (Call 03/01/28)	179	200,315
4.80%, 09/15/35 (Call 03/15/35)	38	47,180
4.80%, 08/01/45 (Call 02/01/45)	90	117,261
5.95%, 05/15/37	131	179,843
6.13%, 09/15/2115 (Call 03/15/2115)	184	278,530
7.13%, 10/15/31	45	62,702
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	297	334,407
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	191	194,203
2.60%, 11/01/26 (Call 08/01/26)(a)	45	47,268
3.25%, 06/01/27 (Call 03/01/27)	139	148,444
3.35%, 11/01/25 (Call 08/01/25)	74	79,335
3.35%, 09/15/49 (Call 03/15/49)	106	114,628
	Par
Security	(000)	Value

Transportation (continued)
3.80%, 03/01/28 (Call 12/01/27)	$209	$230,107
3.80%, 11/01/46 (Call 05/01/46)	173	199,061
3.80%, 04/15/50 (Call 10/15/49)	121	141,925
3.95%, 05/01/50 (Call 11/01/49)(a)	274	328,712
4.10%, 03/15/44 (Call 09/15/43)	191	225,158
4.25%, 03/15/29 (Call 12/15/28)	303	344,790
4.25%, 11/01/66 (Call 05/01/66)	132	164,718
4.30%, 03/01/48 (Call 09/01/47)	340	417,850
4.40%, 03/01/43 (Call 09/01/42)	229	276,195
4.50%, 03/15/49 (Call 09/15/48)	78	99,664
4.50%, 08/01/54 (Call 02/01/54)	80	103,366
4.65%, 03/01/68 (Call 09/01/67)	48	63,967
4.75%, 05/30/42 (Call 11/30/41)	142	178,474
4.75%, 11/15/48 (Call 05/15/48)	137	181,259
5.50%, 04/15/41 (Call 10/15/40)	103	139,360
6.00%, 10/01/36	76	105,407
6.15%, 05/01/37	123	173,810
6.22%, 04/30/40	43	62,286
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	184	195,517
3.40%, 02/15/28 (Call 11/15/27)(a)	44	47,919
3.88%, 08/01/42	67	73,692
3.90%, 02/01/35	80	89,747
4.05%, 02/15/48 (Call 08/15/47)	142	162,261
4.10%, 04/15/43	42	47,627
4.10%, 02/01/45	152	170,948
4.20%, 10/17/28 (Call 07/17/28)	106	120,994
4.25%, 05/15/30 (Call 02/15/30)	195	222,070
4.40%, 01/15/47 (Call 07/15/46)	136	162,075
4.55%, 04/01/46 (Call 10/01/45)	115	139,643
4.75%, 11/15/45 (Call 05/15/45)	223	277,207
4.90%, 01/15/34	120	146,351
4.95%, 10/17/48 (Call 04/17/48)	197	254,689
5.10%, 01/15/44	126	161,886
5.25%, 05/15/50 (Call 11/15/49)	83	112,249
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	443	463,564
3.00%, 05/15/23 (Call 02/15/23)	25	25,700
3.50%, 05/01/50 (Call 11/01/49)	270	296,328
4.20%, 11/15/69 (Call 05/15/69)	95	115,253
4.30%, 05/15/43 (Call 11/15/42)	202	240,202
4.70%, 05/01/48 (Call 11/01/47)	306	388,118
4.95%, 08/15/45 (Call 02/15/45)	431	567,308
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	191	197,551
2.90%, 02/15/23 (Call 11/15/22)(a)	28	28,574
2.90%, 06/15/26 (Call 03/15/26)(a)	158	166,530
2.90%, 08/25/51 (Call 02/25/51)	50	50,294
3.15%, 06/01/27 (Call 03/01/27)	53	56,562
3.16%, 05/15/55 (Call 11/15/54)	40	41,693
3.40%, 11/01/49 (Call 05/01/49)	114	124,587
3.65%, 08/01/25 (Call 06/01/25)	143	153,882
3.80%, 08/01/28 (Call 05/01/28)(a)	112	124,947
3.85%, 01/15/24 (Call 10/15/23)	40	42,102
3.94%, 11/01/47 (Call 05/01/47)	189	223,561
3.95%, 10/01/42 (Call 04/01/42)	56	65,129
4.05%, 08/15/52 (Call 02/15/52)	280	339,718
4.10%, 05/15/49 (Call 11/15/48)(a)	152	184,563
4.10%, 05/15/2121 (Call 11/15/2120)	100	116,478
4.15%, 02/28/48 (Call 08/28/47)	308	372,483

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
4.45%, 06/15/45 (Call 12/15/44)	$103	$128,533
4.65%, 01/15/46 (Call 07/15/45)	123	158,225
4.84%, 10/01/41	96	123,130
7.80%, 05/15/27	10	13,054
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	97	100,269
2.90%, 12/01/26 (Call 10/01/26)	139	145,340
3.40%, 03/01/23 (Call 02/01/23)	51	52,547
3.65%, 03/18/24 (Call 02/18/24)	95	100,333
3.75%, 06/09/23 (Call 05/09/23)	38	39,551
3.88%, 12/01/23 (Call 11/01/23)	106	111,791
4.63%, 06/01/25 (Call 05/01/25)(a)	290	319,789
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	10	10,223
3.25%, 02/05/50 (Call 08/05/49)	320	347,117
3.35%, 08/15/46 (Call 02/15/46)	63	68,730
3.38%, 02/01/35 (Call 08/01/34)	45	49,162
3.55%, 08/15/39 (Call 02/15/39)	107	119,514
3.60%, 09/15/37 (Call 03/15/37)	12	13,547
3.70%, 03/01/29 (Call 12/01/28)(a)	99	109,863
3.75%, 02/05/70 (Call 08/05/69)	148	172,235
3.80%, 10/01/51 (Call 04/01/51)	256	301,742
3.80%, 04/06/71 (Call 10/06/70)	15	17,684
3.84%, 03/20/60 (Call 09/20/59)	75	88,975
3.88%, 02/01/55 (Call 08/01/54)	158	186,912
3.95%, 09/10/28 (Call 06/10/28)	136	152,589
3.95%, 08/15/59 (Call 02/15/59)	108	130,829
4.00%, 04/15/47 (Call 10/15/46)	168	202,464
4.05%, 11/15/45 (Call 05/15/45)(a)	57	68,676
4.05%, 03/01/46 (Call 09/01/45)	103	123,975
4.10%, 09/15/67 (Call 03/15/67)	81	100,276
4.30%, 03/01/49 (Call 09/01/48)	223	281,631
4.50%, 09/10/48 (Call 03/10/48)	143	185,801
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	104	108,569
3.40%, 03/15/29 (Call 12/15/28)	235	256,608
3.40%, 11/15/46 (Call 05/15/46)	105	119,405
3.40%, 09/01/49 (Call 03/01/49)	302	347,590
3.63%, 10/01/42	71	82,030
3.75%, 11/15/47 (Call 05/15/47)	141	169,973
4.25%, 03/15/49 (Call 09/15/48)(a)	146	189,961
4.45%, 04/01/30 (Call 01/01/30)(a)	110	129,686
4.88%, 11/15/40 (Call 05/15/40)	78	103,162
5.20%, 04/01/40 (Call 10/01/39)	165	223,572
5.30%, 04/01/50 (Call 10/01/49)	30	44,693
6.20%, 01/15/38	382	556,406
		21,949,684
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	50	49,602
3.25%, 03/30/25 (Call 12/30/24)	83	86,992
3.25%, 09/15/26 (Call 06/15/26)	20	21,189
3.50%, 03/15/28 (Call 12/15/27)	157	169,742
3.85%, 03/30/27 (Call 12/30/26)	86	93,374
4.35%, 02/15/24 (Call 01/15/24)	151	161,072
4.55%, 11/07/28 (Call 08/07/28)	196	225,331
4.70%, 04/01/29 (Call 01/01/29)	176	202,847
	Par/
	Shares
Security	(000)	Value

Trucking & Leasing (continued)
5.20%, 03/15/44 (Call 09/15/43)	$40	$51,377
		1,061,526
Water — 0.3%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	171	177,601
2.95%, 09/01/27 (Call 06/01/27)	18	19,050
3.45%, 06/01/29 (Call 03/01/29)	142	154,618
3.45%, 05/01/50 (Call 11/01/49)	258	282,317
3.75%, 09/01/28 (Call 06/01/28)	123	136,643
3.75%, 09/01/47 (Call 03/01/47)	196	224,010
4.00%, 12/01/46 (Call 06/01/46)	115	135,591
4.15%, 06/01/49 (Call 12/01/48)	158	190,061
4.20%, 09/01/48 (Call 03/01/48)	327	401,079
4.30%, 12/01/42 (Call 06/01/42)	82	100,424
4.30%, 09/01/45 (Call 03/01/45)	40	49,814
6.59%, 10/15/37	202	296,257
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	39	39,968
3.35%, 04/15/50 (Call 10/15/49)	184	195,386
3.57%, 05/01/29 (Call 02/01/29)	99	107,999
4.28%, 05/01/49 (Call 11/01/48)	211	257,601
United Utilities PLC, 6.88%, 08/15/28	35	44,928
		2,813,347
Total Corporate Bonds & Notes — 99.2%
(Cost: $883,436,350)		882,245,089

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	49,320	49,339,811
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	6,850	6,850,000
		56,189,811
Total Short-Term Investments — 6.3%
(Cost: $56,192,687)		56,189,811

Total Investments in Securities — 105.5%
(Cost: $939,629,037)		938,434,900

Other Assets, Less Liabilities — (5.5)%		(48,677,332)

Net Assets — 100.0%		$889,757,568

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital Gain
						Change in Unrealized		Shares Held at			Distributions from
Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Appreciation (Depreciation)	Value at 11/30/21	11/30/21 (000)	Income		Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$46,128,945	$3,219,131	(a)	$—	$(3,581)	$(4,684)	$49,339,811	49,320	$56,364	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,090,000	3,760,000	(a)	—	—	—	6,850,000	6,850	395		—
					$(3,581)	$(4,684)	$56,189,811		$56,759		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$882,245,089	$—	$882,245,089
Money Market Funds	56,189,811	—	—	56,189,811
	$56,189,811	$882,245,089	$—	$938,434,900

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate